      As filed with the Securities and Exchange Commission on May 18, 2000

                                                     REGISTRATION NO. 33-_______
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                           -------------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 PRE-EFFECTIVE AMENDMENT NO. ___ POST-EFFECTIVE AMENDMENT NO. ___

                        (Check Appropriate Box or Boxes.)

                           -------------------------

                                   ARK FUNDS*
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (610) 676-1000

                                  Thomas R. Rus
                                    Secretary
                                    ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:


    Alan C. Porter, Esq.                              Regina M. Pisa, P.C.
  Kirkpatrick & Lockhart LLP                             John Hunt, Esq.
1800 Massachusetts Avenue, N.W.                     Goodwin, Procter & Hoar LLP
      2nd Floor                                         One Exchange Place
Washington, DC 20036-1800                             Boston, MA 02109-2881


        No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).

                      -----------------------------------

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

                      -----------------------------------

  * Relating only to shares of ARK Income Portfolio, ARK Small-Cap Equity Portfolio, ARK International Equity Selection Portfolio, ARK International Equity Portfolio, and ARK Emerging Markets Equity Portfolio.


================================================================================
                ===============================================

                                    ARK FUNDS

                              CROSS REFERENCE SHEET

                                     PART A



Item No.                                                                Heading
--------                                                                -------
1.      Beginning of Registration Statement and
        Outside Front Cover Page of Prospectus..................   Cover Page

2.      Beginning and Outside Back Cover Page
        of Prospectus...........................................   Table of Contents

3.      Fee Table, Synopsis Information, and Risk Factors.......   Summary; Risk Factors

4.      Information About the Transaction.......................   Summary; Risk Factors;
                                                                   Information Relating to
                                                                   the Proposed
                                                                   Reorganizations

5.      Information About the Registrant........................   Summary; Risk Factors;
                                                                   Additional Information
                                                                   About the Acquiring Funds;
                                                                   Prospectus and Annual and
                                                                   Semi-Annual Reports for
                                                                   the ARK Funds
                                                                   (incorporated herein by
                                                                   reference)

6.      Information About the Company                              Summary; Risk Factors;
        Being Acquired..........................................   Additional Information
                                                                   About the Acquired Funds;
                                                                   Prospectus and Annual
                                                                   Report for the Govett
                                                                   Funds (incorporated herein
                                                                   by reference)

7.      Voting Information......................................   Summary; Information
                                                                   Relating to Voting Matters

8.      Interest of Certain Persons and Experts.................   Additional Information
                                                                   About the Acquiring Funds;
                                                                   Additional Information
                                                                   About the Acquired Funds

9.      Additional Information Required for Reoffering
        by Persons Deemed to be Underwriters....................   Not Applicable


                             THE GOVETT FUNDS, INC.
                           San Francisco, California

                                                                  June __, 2000

Dear Shareholder:

        On November 10, 1999, the Board of Directors of The Govett Funds, Inc. met to consider and approve a proposal for reorganizing the following Govett Funds into the following ARK portfolios.


            Acquired Fund                            Acquiring Fund
            -------------                            --------------

      Govett Global Income Fund                   ARK Income Portfolio

    Govett Smaller Companies Fund            ARK Small-Cap Equity Portfolio

 Govett Emerging Markets Equity Fund      ARK Emerging Markets Equity Portfolio

   Govett International Equity Fund        ARK International Equity Selection
                                         Portfolio (or ARK International Equity
                                             Portfolio, as discussed below)


        After carefully studying the merits of the proposal, the Board determined that the reorganization is in the best interests of shareholders.

        Since the Board has approved the proposed reorganization, you and your fellow shareholders are being asked to approve the proposal at a Special Meeting of Shareholders to be held at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201 on July 12, 2000. A proxy card is enclosed for use in the Special Meeting. This card represents shares you held as of the record date, May 18, 2000. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE.

        If the shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership of shares of the corresponding ARK Funds portfolio, each of which is a mutual fund having similar investment objectives and policies to your Govett Fund(s). As an ARK Funds shareholder, you will enjoy access, through the exchange privilege, to a much larger family of funds than Govett Funds currently offers. Access to a larger family of funds will provide you with a convenient way to diversify your investments.

        I encourage you to review the attached materials in detail. Some of your questions may be answered on the next page. Some important facts about the proposed reorganizations are outlined below.

           - The reorganizations will not affect the value of your account. No sales charges or redemption fees will be applied in connection with the reorganizations, and

           - None of the Govett Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the reorganizations.

        Because the reorganizations apply to all Govett Funds (other than Govett International Smaller Companies Fund), we have grouped the funds on one proxy statement to reduce costs. If you hold shares in more than one fund, you will receive a proxy card for each fund you own. Please vote each proxy card you receive.

        Because the Board believes that the reorganizations are in the best interests of all shareholders, we encourage you to vote "for" the proposal. Should you have any additional questions, we invite you to call The Govett Funds, Inc. toll free at 1-800-821-0803.

                                            Sincerely,

                                            Keith E. Mitchell
                                            Managing Director
                                            AIB Govett, Inc.

Q.      WHY HAVE I RECEIVED THIS PACKAGE?

A. The Govett Funds, Inc. has entered into an Agreement and Plan of Reorganization with ARK Funds. Under the agreement, the Govett Global Income Fund will be combined with the ARK Income Portfolio; Govett Smaller Companies Fund will be combined with the ARK Small-Cap Equity Portfolio; Govett International Equity Fund will be combined with the ARK International Equity Selection Portfolio or, if proposed investment policy and other changes are not implemented, the ARK International Equity Portfolio; and Govett Emerging Markets Equity Fund will be combined with the ARK Emerging Markets Equity Portfolio (which Portfolio will have nominal assets and liabilities before such combination). Your Govett Fund shares will be exchanged for shares of the corresponding ARK portfolio. The Board of Govett Funds has approved the proposed reorganizations. You, as a shareholder of any one or more of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett International Equity Fund, or Govett Emerging Markets Equity Fund, are now being asked to approve the proposal.

Q.      WHY ARE THE REORGANIZATIONS BEING PROPOSED?

A. The Board of Govett Funds believes that combining the Govett Funds with the corresponding ARK portfolios could result in more efficient operations and further growth of assets. Also, as a result of these transactions, shareholders of the Govett Funds will become part of a larger mutual fund family with more fund portfolios including some types of funds that the Govett Funds currently does not offer. As an ARK Funds shareholder, you will have access to these funds through the ARK Funds' exchange privilege. In addition, the Govett Funds and the ARK portfolios with which they will be combining have similar investment objectives as described in more detail in the Prospectus/Proxy Statement.

Q.      HOW WILL THIS AFFECT ME AS A GOVETT FUNDS SHAREHOLDER?

A. You will become a shareholder of an ARK Funds portfolio with similar investment objectives and policies as the Govett Funds you currently hold. As an ARK Funds shareholder, you will have access to the wide array of fund portfolios offered by ARK Funds. There will be no sales charges or redemption fees applied in connection with this transaction. The shares of the ARK Funds portfolio(s) that you receive will have a total net asset value equal to the value of the Govett Funds shares you held as of the closing date of the reorganizations.

Q.      WILL THE REORGANIZATIONS RESULT IN ANY TAXES?

A. Neither the Govett Funds nor its shareholders will recognize any gain or loss for federal income tax purposes as a result of the reorganizations.

Q.      WILL THE INVESTMENT ADVISER CHANGE?

A. Yes. AIB Govett, Inc. currently serves as investment adviser to the Govett Funds and AIB Govett Asset Management Limited serves as investment subadviser. Allied Investment Advisors, Inc. serves as the investment adviser to the ARK Funds. Allied Investment Advisors, Inc. will continue to serve as investment adviser to the ARK Funds, including the ARK Income Portfolio, the ARK Small-Cap Equity Portfolio, ARK Emerging Markets Equity Portfolio, and ARK International Equity Selection Portfolio. AIB Govett, Inc. will serve as investment subadviser to the ARK International Equity Selection Portfolio and
ARK Emerging Markets Equity Portfolio after the reorganizations.

Q.      WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. Govett Fund shareholders will receive shares of the following corresponding ARK portfolios.

           Acquired Fund                             Acquiring Fund
           -------------                             --------------

     Govett Global Income Fund                     ARK Income Portfolio

   Govett Smaller Companies Fund              ARK Small-Cap Equity Portfolio

Govett Emerging Markets Equity Fund       ARK Emerging Markets Equity Portfolio

Govett International Equity Fund           ARK International Equity Selection
                                                       Portfolio(1)


(1) If proposed investment policy and other changes are not implemented, shareholders of Govett International Equity Fund will receive shares of ARK International Equity Portfolio.

Q.      HOW DOES THE BOARD OF THE GOVETT FUNDS RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of Govett Funds unanimously recommends that you vote "FOR" the proposed reorganizations.

Q.      HOW DO I CONTACT YOU?

A. If you have any questions, call Govett Funds toll free at 1-800-821-0803.

                                         PLEASE VOTE.
                                    YOUR VOTE IS IMPORTANT
                              NO MATTER HOW MANY SHARES YOU OWN.

                                    THE GOVETT FUNDS, INC.
                                      3200 Horizon Drive
                                King of Prussia, PA 19406-0903

        NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund will be held at 25 South Charles Street - 16th Floor Baltimore, Maryland 21201 on July 12, 2000 at 3:00 p.m. EST, for the following purposes:

        ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"), between ARK Funds and The Govett Funds, Inc. ("Govett Funds"), and the transactions contemplated thereby, including: (a) the transfer of all the assets of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund (collectively, the "Acquired Funds") of Govett Funds to, and the assumption of the stated liabilities of each Acquired Fund by, a corresponding portfolio of ARK Funds (collectively, the "Acquiring Funds"), in exchange for shares of such Acquiring Fund; (b) the distribution of the Acquiring Funds shares so received by the Acquired Funds pro rata to shareholders of the Acquired Funds; and (c) the termination of the Acquired Funds.

        ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

        The proposed reorganizations and related matters are described in the attached Prospectus/Proxy Statement. A copy of the Reorganization Agreement is attached to the Prospectus/Proxy Statement as Appendix A.

        Only shareholders of record on May 18, 2000 of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund, are entitled to notice of and to vote at the Special Meeting and any adjournment thereof.

        SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                                             John Hunt
                                                             Secretary

June __, 2000

                           PROSPECTUS/PROXY STATEMENT

                              Dated June __, 2000

                                   ARK FUNDS
                            Oaks, Pennsylvania 19456
                            Telephone 1-800-ARK-FUND

                             THE GOVETT FUNDS, INC.
                               3200 Horizon Drive
                         King of Prussia, PA 19406-0903
                            Telephone 1-800-821-0803

        This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of The Govett Funds, Inc. ("Govett Funds") in connection with the Special Meeting of Shareholders of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund (collectively, the "Acquired Funds") (the "Meeting") to be held at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201 on July 12, 2000 at 3:00 p.m. EST, at which shareholders of the Acquired Funds will be asked to consider and approve the Agreement and Plan of Reorganization dated as of May 17, 2000 (the "Reorganization Agreement"), by and between ARK Funds and Govett Funds providing for the reorganizations (the "Reorganizations") of the Acquired Funds with and into the ARK Income Portfolio, ARK Small-Cap Equity Portfolio, ARK Emerging Markets Equity Portfolio, and ARK International Equity Selection Portfolio or ARK International Equity Portfolio (collectively, the "Acquiring Funds").

        ARK Funds and Govett Funds are open-end, series, management investment companies whose investment advisers and subadvisers are affiliated with Allied Irish Banks, p.l.c. In approving the Reorganization Agreement and the transactions contemplated thereby, the Govett Funds' Board of Directors considered, among other things, that combining the assets of the Acquired Funds with the Acquiring Funds could result in more efficient operations, that the Acquired Funds and Acquiring Funds have similar investment objectives and policies, that the investment advisers and subadvisers of the Acquired Funds and the Acquiring Funds are affiliated, that the interests of shareholders of the Acquired Funds would not be diluted as a result of the Reorganizations, and that the Reorganizations would constitute tax-free reorganizations.

        This Prospectus/Proxy Statement constitutes the proxy statement of the Govett Funds for the Meeting and the prospectus for the shares of the ARK Funds that have been registered with the Securities and Exchange Commission ("SEC") and are to be issued in connection with the Reorganizations of the corresponding Acquired Funds.

        The Reorganization Agreement provides that each Acquired Fund will transfer substantially all of its assets and stated liabilities to the Acquiring Fund identified below:


            Acquired Fund                            Acquiring Fund
            -------------                            --------------

      Govett Global Income Fund                   ARK Income Portfolio

    Govett Smaller Companies Fund            ARK Small-Cap Equity Portfolio

 Govett Emerging Markets Equity Fund      ARK Emerging Markets Equity Portfolio

  Govett International Equity Fund         ARK International Equity Selection
                                          Portfolio or ARK International Equity
                                                       Portfolio


        In exchange for the transfer of assets and liabilities, each Acquired Fund will receive Retail Class A or Institutional Class shares, as applicable, of the corresponding Acquiring Fund identified above. Each Acquired Fund will then make a liquidating distribution to its shareholders of the Acquiring Fund shares, so that a shareholder of an Acquired Fund at the time of the Reorganizations will receive Retail Class A or Institutional Class shares, as applicable, of the corresponding Acquiring Fund with the same aggregate net asset value as the shareholder had in the Acquired Fund as of the closing date of the Reorganizations. Following the Reorganizations, the Acquired Funds will be terminated and deregistered as described in the Reorganization Agreement.

           ARK Income Portfolio, ARK Small-Cap Equity Portfolio, and ARK International Equity Selection Portfolio are currently conducting investment operations as described in this Prospectus/Proxy Statement. ARK Emerging Markets Equity Portfolio has recently been organized for the purpose of continuing the investment operations of Govett Emerging Markets Equity Fund. ARK International Equity Portfolio has been organized for the purpose of continuing the investment operations of Govett International Equity Fund if certain changes to ARK International Equity Selection Fund are not approved by its shareholders and implemented prior to the proposed Reorganization. If those changes are not approved, Govett International Equity Fund will be merged into ARK International Equity Portfolio rather than ARK International Equity Selection Portfolio.

           This Prospectus/Proxy Statement sets forth certain information that a shareholder should know before voting on the Reorganization Agreement (and related transactions) and should be retained for future reference. The Retail Class A and Institutional Class Prospectus dated June ___, 2000 of ARK Funds, which describes the Acquiring Funds (other than ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio, which have nominal assets and liabilities immediately prior to any reorganization), accompanies this Prospectus/Proxy Statement. Additional information is contained in: (i) the Statement of Additional Information dated June __, 2000, relating to this Prospectus/Proxy Statement; (ii) the Statement of Additional Information dated June __, 2000 of ARK Funds; (iii) the ARK Funds' Annual Report for the fiscal year ended April 30, 1999 and Semi-Annual Report for the six months ended October 31, 1999; (iv) the Class A Retail and Institutional Class Prospectus and the Statement of Additional Information of Govett Funds, each dated May 1, 2000; and (v) the Govett Funds' Annual Report for the fiscal year ended December 31, 1999. Each of these documents is on file with the SEC and is available without charge upon request by writing or calling either ARK Funds or Govett Funds at their respective addresses or telephone numbers set forth above. The information relating to the Acquiring Funds contained in the ARK Funds' Prospectus dated June ___, 2000, the Statement of Additional Information dated June __, 2000, the Annual Report for the fiscal year ended April 30, 1999, and the Semi-Annual Report for the six months ended October 31, 1999 is incorporated herein by reference.

        This Prospectus/Proxy Statement is expected to be first sent to shareholders on or about June __, 2000.

        SHARES OF ARK FUNDS AND GOVETT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ARK FUNDS OR GOVETT FUNDS.

                               TABLE OF CONTENTS

SUMMARY...............................................................................1
    BOARD CONSIDERATION...............................................................1
REASONS FOR THE REORGANIZATIONS.......................................................1
    FEDERAL INCOME TAX CONSEQUENCES...................................................1
    OVERVIEW OF GOVETT FUNDS AND ARK FUNDS............................................1
        Arrangements with Service Providers...........................................2
        Comparative Fee Tables........................................................3
        Expense Ratios -- Acquired Funds.............................................12
        Expense Ratios -- Acquiring Fund.............................................12
        Purchases....................................................................14
        Exchanges....................................................................15
        Dividends and Distributions..................................................15
        Redemption Procedures........................................................16
    VOTING INFORMATION...............................................................16
RISK FACTORS.........................................................................16
INFORMATION RELATING TO THE PROPOSED REORGANIZATION..................................20
    DESCRIPTION OF THE REORGANIZATION AGREEMENT......................................20
    CAPITALIZATION...................................................................22
    FEDERAL INCOME TAX CONSEQUENCES..................................................23
INFORMATION RELATING TO VOTING MATTERS...............................................24
    GENERAL INFORMATION..............................................................24
    SHAREHOLDER APPROVAL.............................................................24
    QUORUM...........................................................................25
    ANNUAL MEETINGS..................................................................26
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND......................................26
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.......................................26
OTHER BUSINESS.......................................................................27
SHAREHOLDER INQUIRIES................................................................27
Appendix A...........................................................................28
    AGREEMENT AND PLAN OF REORGANIZATION.............................................xx
Appendix B...........................................................................xx
Appendix C...........................................................................xx
Appendix D...........................................................................xx

                                    SUMMARY

        The following is a summary of certain information relating to the Reorganizations, the parties thereto, and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Retail Class A and Institutional Class Prospectus and Statement of Additional Information of ARK Funds, the Class A Retail Shares and Institutional Class Shares Prospectus and the Statement of Additional Information of Govett Funds, and the Reorganization Agreement attached to this Prospectus/Proxy Statement as Appendix A. Govett Funds' Annual Report may be obtained without charge by calling 1-800-821-0803.

        BOARD CONSIDERATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Directors of Govett Funds, and the Board of Trustees of ARK Funds, including in each case the directors/trustees who are not "interested persons" of ARK Funds or the Govett Funds, within the meaning of
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the Reorganizations are in the best interests of shareholders of the Acquired Funds and the Acquiring Funds, respectively, and that the interests of existing shareholders of the Acquired Funds and the Acquiring Funds, respectively, will not be diluted as a result of the Reorganizations. See "Information Relating to the Proposed Reorganizations."

        REASONS FOR THE REORGANIZATIONS. The primary reasons for each of the proposed Reorganizations are: (a) more efficient operations due to combining the assets of the Acquired Funds with the Acquiring Funds; (b) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds; (c) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund; (d) the fact that the investment advisers of the Acquired Funds and the Acquiring Funds are under common control and there would be a continuation of several of the same personnel and resources; (e) the fact that shareholder interests would not be diluted in the proposed Reorganizations; and (f) the status of each Reorganization as a tax-free reorganization.

        FEDERAL INCOME TAX CONSEQUENCES. Shareholders of each Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of their receipt of Retail Class A or Institutional Class shares of the corresponding Acquiring Funds. The Acquired Funds and shareholders of each Acquired Fund will not incur any material federal income taxes as a result of the Reorganizations, and no Acquiring Fund will recognize gain or loss for federal tax purposes on its issuance of shares in the Reorganizations. See "Information Relating to the Proposed Reorganizations - Federal Income Tax Consequences."

        OVERVIEW OF GOVETT FUNDS AND ARK FUNDS.

        Investment Objectives and Policies

        The investment objectives and policies of Govett Emerging Markets Equity Fund and ARK Emerging Markets Equity Portfolio are identical. In addition, the investment objectives and policies of Govett International Equity Fund and those of ARK International Equity Selection Portfolio (as revised, or alternatively ARK International Equity Portfolio) are substantially similar.

        The investment objectives and policies of Govett Global Income Fund and Govett Smaller Companies Fund are similar to those of ARK Income Portfolio and ARK Small-Cap Equity Portfolio, respectively, as described below.

        Govett Global Income Fund and ARK Income Portfolio. The investment goal of the Govett Global Income Fund is high current income consistent with the preservation of capital by investing primarily in debt securities. The secondary goal is capital appreciation. The investment goal of the ARK Income Portfolio is current income and capital growth. Under normal circumstances, the Govett Global Income Fund invests at least 65% of its total assets in debt securities of issuers located in at least three different countries, which may include the United States. The Govett Global Income Fund may not invest more than 40% of its total assets in any one country, other than the United States. Under normal circumstances, at least 65% of the value of the ARK Income Portfolio's total assets will be invested in fixed-income securities. The ARK Income Portfolio normally invests in investment-grade debt securities (including convertible securities) and unrated securities determined by the adviser to be of comparable quality. The ARK Income Portfolio may also invest up to 15% of its total assets in securities rated below investment grade ("junk bonds").

        Govett Smaller Companies Fund and ARK Small-Cap Equity Portfolio. The investment goal of Govett Smaller Companies Fund is long-term capital appreciation by investing primarily in equity securities of smaller companies. The investment goal of ARK Small-Cap Equity Portfolio is long-term capital appreciation. Under normal circumstances, the Govett Smaller Companies Fund will invest at least 65% of its total assets in common stock and other equity securities of smaller companies. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment. Under normal circumstances, at least 65% of the value of the ARK Small-Cap Equity Portfolio's total assets will be invested in equity securities of companies with a market capitalization of $1.2 billion or less at the time of investment.

        See Appendix B for more information regarding the investment practices of the Acquired Funds and the Acquiring Funds. For a more complete description of the investment objectives and policies of the Acquired Funds and the Acquiring Funds, see the prospectus and annual report of Govett Funds and the prospectus and annual and semi-annual reports of ARK Funds, which are incorporated herein by reference.

Management and Arrangements with Service Providers

        Responsibility for the management and supervision of Govett Funds and the Acquired Funds rests with the Govett Funds' Board of Directors. The investment manager to the Acquired Funds is AIB Govett, Inc. ("AIB Govett") and its subadviser is AIB Govett Asset Management Limited ("AIB Govett London"). Chase Global Funds Services Company provides administrative services. FPS Broker Services, Inc. is the distributor and principal underwriter for shares of the Acquired Funds. The Chase Manhattan Bank serves as the global custodian. Additional services are provided to the Acquired Funds by FPS Services, Inc.

        Responsibility for the management and supervision of ARK Funds and the Acquiring Funds rests with the ARK Funds' Board of Trustees. The investment adviser to the Acquiring Funds is Allied Investment Advisors, Inc. AIB Govett, Inc. will perform subadvisory services for the ARK International Equity Selection Portfolio and ARK Emerging Markets Portfolio. SEI Investments Distribution Co. serves as the distributor of the shares of the Acquiring Funds.

Administrative services are provided by SEI Fund Resources. Allfirst Trust Company, National Association, serves as custodian for the securities and cash of the Acquiring Funds, and Deutsche Bank/Bankers Trust provides custodial services for foreign securities. Under a distribution plan for Retail Class A, Retail Class A and Institutional Class shares of the Acquiring Funds are each subject to a shareholder services plan.

        See Appendix C for more information regarding arrangements with service providers of the Acquired Funds and the Acquiring Funds.

Comparative Fee Tables

           The tables set forth below show (a) shareholder fees and estimated annual operating expenses for each Acquired Fund for the fiscal year ended December 31, 1999 and for each Acquiring Fund as of April 30, 1999 for its fiscal year ended on such date, in each case restated to reflect expenses the Acquired Funds and the Acquiring Funds, respectively, expect to incur during the current fiscal year, and (b) pro forma information for each Acquiring Fund assuming the Reorganization of such Acquiring Fund had taken place on October 31, 1999.

           Annual operating expenses as of December 31, 1999 for Class A Retail and Institutional Class of the Acquired Funds and for the Retail Class A and Institutional Class of the Acquiring Funds are based on operating expense information, adjusted for estimated class specific expenses, in each case restated to reflect expenses the Acquiring Fund expects to incur during the current fiscal year, and (b) pro forma information for the Acquiring Fund assuming the Reorganization had taken place on December 31, 1999 for the year then ended.

           The assumption in the example of a 5% annual return is required by the SEC for all mutual funds, and is not a prediction of any fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                                    PRO FORMA ARK
                                      GOVETT GLOBAL INCOME           ARK INCOME PORTFOLIO          INCOME PORTFOLIO
                                      --------------------           --------------------          ----------------
                                               FUND
                                               ----

SHAREHOLDER FEES                      Class A     Institutional       Retail   Institutional    Retail   Institutional
(fees paid directly from your          Retail        Class           Class A     Class         Class A       Class
investment)                            ------        -----           -------     -----         -------       -----
Maximum sales load imposed on
purchases                            None        None

Deferred sales charges imposed on
redemptions                          None        None

Redemption Fee                       1.00%(1)    1.00%(1)

Exchange Fee                         1.00%(1)    1.00%(1)


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Advisory Fee (before waiver)

12b-1 Fee/Shareholder Services
Fees  (before waiver)                0.35%       0.00%

Other Expenses (before waiver)       3.41%       3.41%

Fee Waiver and Expense Requirement   (2.16%)     (2.16%)

Net Operating Expenses (after
waivers)                             2.35%(2)    2.00%(2)


EXAMPLE

      A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                         1 Year    3 Years   5 Years   10 Years
                                         ------    -------   -------   --------

       Govett Global Income Fund

          Class A Retail                 $238      $733      $1,255    $2,686

          Institutional Class            $203      $627      $1,078    $2,327

       ARK Income Portfolio

          Retail Class A

          Institutional Class

       Pro Forma ARK Income Portfolio

          Retail Class A

          Institutional Class

--------------------------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 1.75% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

[(3)    (ARK Funds') Other Expenses have been reduced to reflect the voluntary waiver of the administrative fee by the administrator. The administrator can terminate these voluntary waivers and reimbursements at any time at their sole discretion.]

                                                                                                  PRO FORMA ARK
                                    GOVETT SMALLER COMPANIES        ARK SMALL-CAP EQUITY         SMALL-CAP EQUITY
                                             FUND                        PORTFOLIO                   PORTFOLIO
                                             ----                        ---------                   ---------

SHAREHOLDER FEES                      Class A     Institutional      Retail    Institutional     Retail   Institutional
(fees paid directly from your          Retail         Class         Class A       Class          Class A     Class
investment)                            -----          -----         -------       -----          -------     -----

Maximum sales load imposed on
purchases and reinvested dividends   None        None

Deferred sales charges imposed on
redemptions                          None        None

Redemption Fee                       1.00%(1)    1.00%(1)

Exchange Fee                         1.00%(1)    1.00%(1)


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Advisory Fee (before waiver)

12b-1 Fee/Shareholder Services
Fees  (before waiver)                0.35%       0.00%

Other Expenses (before waiver)       1.81%       1.81%

Fee Waiver and Expense
Reimbursement                        (0.81%)     (0.81%)

Net Operating Expenses (after
waivers)                             2.35%(2)    2.00%(2)


EXAMPLE

        A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                                   1 Year    3 Years   5 Years   10 Years
                                                   ------    -------   -------   --------

        Govett Smaller Companies Fund

           Class A Retail                          $238      $733      $1,255    $2,686

           Institutional Class                     $203      $627      $1,078    $2,327

        ARK Small-Cap Equity Portfolio

           Retail Class A

           Institutional Class

        Pro Forma ARK Small-Cap Equity Portfolio

           Retail Class A

           Institutional Class


---------------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 2.35% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

[(3)    (ARK Funds') Other Expenses have been reduced to reflect the voluntary waiver of the administrative fee by the administrator. The administrator can terminate these voluntary waivers and reimbursements at any time at their sole discretion.]

                                                                                                  PRO FORMA ARK
                                     GOVETT EMERGING MARKETS        ARK EMERGING MARKETS         EMERGING MARKETS
                                           EQUITY FUND                EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                           -----------                ----------------           ----------------

SHAREHOLDER FEES                      Class A     Institutional     Retail    Institutional    Retail   Institutional
(fees paid directly from your          Retail       Class          Class A       Class        Class A     Class
investment)                            ------       -----          -------       -----        -------     -----

Maximum sales load imposed on
purchases and reinvested dividends   None        None

Deferred sales charges imposed on
redemptions                          None        None

Redemption Fee                       1.00%(1)    1.00%(1)

Exchange Fee                         1.00%(1)    1.00%(1)


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Advisory Fee (before waiver)

12b-1 Fee/Shareholder Services
Fees  (before waiver)                0.35%       0.00%

Other Expenses (before waiver)       2.96%       2.96%

Fee Waiver and Expense
Reimbursement                        (2.46%)     (2.46%)

Net Operating Expenses (after
waivers)                             1.85%(2)    1.50%(2)


EXAMPLE

        A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                                   1 Year    3 Years   5 Years   10 Years
                                                   ------    -------   -------   --------

        Govett Emerging Markets Equity Fund

           Class A Retail                          $188      $582      $1,001    $2,169

           Institutional Class                     $153      $474      $818      $1,791

        ARK Emerging Markets Equity Portfolio

           Retail Class A

           Institutional Class

        Pro Forma ARK Emerging Markets Equity Portfolio

           Retail Class A

           Institutional Class

---------

(1) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(2) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 1.85% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1999. For the 2000 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 1.85% of average daily net assets for Class A Retail shares and to 1.50% of average daily net assets for Institutional Class shares.

                                                                      ARK INTERNATIONAL            PRO FORMA ARK
                                     GOVETT INTERNATIONAL EQUITY      EQUITY SELECTION          INTERNATIONAL EQUITY
                                           PORTFOLIO                     PORTFOLIO             SELECTION PORTFOLIO(1)
                                           ---------                     ---------             -----------------------

SHAREHOLDER FEES                      Class A     Institutional     Retail    Institutional    Retail   Institutional
(fees paid directly from your          Retail       Class          Class A       Class        Class A     Class
investment)                            ------       -----          -------       -----        -------     -----

Maximum sales load imposed on
purchases and reinvested dividends   None        None

Deferred sales charges imposed on
redemptions                          None        None

Redemption Fee                       1.00%(2)    1.00%(2)

Exchange Fee                         1.00%(2)    1.00%(2)


ANNUAL OPERATING EXPENSES
(expressed as a percentage of
average net assets)

Advisory Fee

12b-1/Shareholder Services Fees      0.35%       0.00%

Other Expenses                       1.99%       1.98%

Fee Waiver and Expense
Reimbursement                        (0.99%)     (0.98%)

Net Operating Expenses (after
waivers)                             2.35%(3)    2.00%(3)


EXAMPLE

        A shareholder would pay the following expenses on a $10,000 investment, assuming a 5% annual return, reinvestment on all dividends and redemption of the shares after the number of year indicated:

                                                          1 Year    3 Years   5 Years   10 Years
                                                          ------    -------   -------   --------

        Govett International Equity Fund

           Class A Retail                                 $238      $733      $1,255    $2,686

           Institutional Class                            $2203     $627      $1,078    $2,327

        ARK International Equity Selection Portfolio

           Retail Class A

           Institutional Class

        Pro Forma ARK International Equity Selection Portfolio

           Retail Class A

           Institutional Class

        ARK International Equity Portfolio

           Retail Class A

           Institutional Class

        Pro Forma ARK International Equity Portfolio

           Retail Class A

           Institutional Class

---------------

(1) The pro forma for ARK International Equity Portfolio would be identical to the pro forma for ARK International Equity Selection Portfolio.

(2) Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

(3) The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1999. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1999 were 2.35% and 2.00% of average daily net assets, respectively. For the 2000 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

[(4)    (ARK Funds') Other Expenses have been reduced to reflect the voluntary waiver of the administrative fee by the administrator. The administrator can terminate these voluntary waivers and reimbursements at any time at their sole discretion.]

Expense Ratios -- Acquired Funds

        The following table sets forth (a) the ratios of operating expenses to average net assets of the Class A Retail and Institutional Class of each Acquired Fund for the fiscal year ended December 31, 1999, (i) after fee waivers and expense reimbursements, and (ii) absent fee waivers and expense reimbursements.

                     FISCAL YEAR ENDED DECEMBER 31, 1999

                                         Ratio of Operating                Ratio of Operating
                                       Expenses to Average Net            Expenses to Average
                                       Assets After Fee Waivers          Net Assets Absent Fee
                                            and Expense                   Waivers and Expense
Acquired Fund                             Reimbursements                     Reimbursements
-------------                             --------------                     --------------

                                           Class A                      Class A
                                            Retail     Institutional     Retail    Institutional
                                            ------     -------------     ------    -------------

Govett Global Income Fund                     %              %             %                %

Govett Smaller Companies Fund

Govett Emerging Markets Equity Fund

Govett International Equity Fund

Expense Ratios -- Acquiring Fund

        The following table sets forth the ratios of operating expenses to average net assets of the Retail Class A and Institutional Class of each Acquiring Fund for the fiscal year ended April 30, 1999, (i) after fee waivers and expense reimbursements, (ii) absent fee waivers and expense reimbursements, and (iii) the annualized ratios of operating expenses to average net assets of the Retail Class A and Institutional Class of the Acquiring Funds for the six months ended October 31, 1999, (a) after fee waivers and expense reimbursements, and (b) absent fee waivers and expense reimbursements.

                       FISCAL YEAR ENDED APRIL 30, 1999

                                          Ratio of Operating                Ratio of Operating
                                        Expenses to Average Net            Expenses to Average
                                        Assets After Fee Waivers          Net Assets Absent Fee
                                             and Expense                   Waivers and Expense
Acquiring Fund                             Reimbursements                     Reimbursements
--------------                             --------------                     --------------

                                             Retail                      Retail
                                            Class A     Institutional    Class A    Institutional
                                             ------     -------------     ------    -------------

ARK Income Portfolio

ARK Small-Cap Equity Portfolio

ARK Emerging Markets Equity Portfolio                      N/A(1)                     N/A(1)

ARK International Equity Selection
Portfolio(1)


                      SIX MONTHS ENDED OCTOBER 31, 1999

                                          Ratio of Operating                Ratio of Operating
                                        Expenses to Average Net            Expenses to Average
                                        Assets After Fee Waivers          Net Assets Absent Fee
                                             and Expense                   Waivers and Expense
Acquiring Fund                             Reimbursements                     Reimbursements
--------------                             --------------                     --------------

                                             Retail                        Retail
                                            Class A     Institutional     Class A   Institutional
                                            -------     -------------     -------   -------------

ARK Income Portfolio

ARK Small-Cap Equity Portfolio

ARK Emerging Markets Equity Portfolio                      N/A(1)                     N/A(1)

ARK International Equity Selection
Portfolio


-----------------------------

(1)        Estimated operating expenses.

Purchases

        Class A Retail shares of the Acquired Funds may be sold to any interested party who meets the investment minimum. Institutional Class shares of the Acquired Funds may be sold only to certain eligible investors, including Acquired Funds shareholders. Class A Retail shares and Institutional Class shares may be purchased at their net asset value without a sales charge determined as of the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Share purchases may be made Monday through Friday, except on certain holidays. The following minimum investments apply to Class A Retail shares or Institutional Class shares of the Acquired Funds unless they are waived:

                                              Class A Retail                  Institutional Class
                                              --------------                  -------------------

                                   Second Stage              First Stage
                                 Shareholders (you        Shareholders (you
                                became, and remain,      became, and remain,
                                a shareholder on or      a shareholder prior
                               after January 1, 1998)    to January 1, 1998)
                               ---------------------     -------------------

To open a regular account             $5,000                  $500                  $25,000

To add to a regular account           $1,000                   $25                    $0

To open an IRA account                $2,000                  $500                    N/A

To add to an IRA account              $1,000                   $25                    N/A

Minimum account balance                [___]                  [___]                   $0


        Shares of the Acquiring Funds may be sold on a continuous basis at net asset value plus any applicable sales charge. Retail Class A shares are sold through qualified securities brokers and other financial institutions. The maximum sales charge applicable to the Retail Class A of the Acquired Funds is 4.75%, except the ARK Income Portfolio which is 4.50%. Institutional Class shares of the Acquired Funds are sold to individuals, institutions and other entities that have established trust, custodial or money management relationships with Allfirst Bank ("Allfirst") or its affiliates. Institutional Class shares may be purchased by eligible investors at their net asset value without a sales charge. Purchases may be made Monday through Friday, except on certain holidays. The net asset value of the Acquiring Funds are calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). Shareholders of the Acquiring Funds may reinvest their dividends in Retail Class A or Institutional Class shares, as applicable, of the Acquiring Funds but additional purchases of shares may only be made by Acquiring Fund shareholders who are otherwise eligible to purchase shares of that particular class. The following minimum investments apply to purchases of shares of the Acquiring Funds unless they are waived:

                                                      Class A Retail     Institutional Class
                                                      --------------     -------------------
To open an account                                         $500                $100,000

To add to an account                                       [___]                 N/A

Minimum account balance                                     500                250,000*


---------------

*An Institutional Class shareholder of the Acquiring Fund must, within six months, reach and maintain an aggregate balance of $250,000.

Exchanges

        All or a portion of the shares of the Acquiring Funds may be exchanged on any business day at their net asset value, plus any sales charge differential, for shares of the same class of one or more of the other ARK Funds. Currently, shares of the Acquired Funds may be exchanged at their net asset value, plus any sales charge differential, for the shares of the same class of the other Govett Funds portfolios and the [Kemper Money Market Fund]. After the Reorganizations, Acquired Funds shareholders may only exchange their Acquiring Fund shares for shares of the same class of the ARK Funds.

Dividends and Distributions

        The Acquired Funds declare and pay any dividends from net investment income annually, except the Govett Global Income Fun, which declares dividends daily and pays dividends monthly. Net realized capital gains, if any, are distributed by the Acquired Funds at least annually, except the Govett Global Income Fund. The Govett Global Income Fund declares dividends daily and pays dividends monthly. Such distributions may include all or a portion of the fund's net realized short-term gains. At least annually, distributions of any net realized or remaining gains will be declared. Holders of shares of the Acquired Fund may elect to have their dividends and distributions automatically reinvested in additional shares of the same class at the net asset value next determined after payment, to receive their dividends and distributions in cash, or to receive a combination of additional shares and cash. If a shareholder fails to select an option, all dividends and distributions are reinvested in additional shares.

        Each Acquiring Fund declares and pays any dividends from net investment income at least annually, except for the ARK Income Portfolio, which declares dividends daily and pays dividends monthly. Net realized capital gains, if any, are distributed by each Acquiring Fund at least annually. Dividends and distributions are automatically reinvested in additional shares of the same class on the payment dates at the net asset value as of the payable date of the dividend or distribution, unless cash payments are requested in writing. Acquiring Funds shareholders may reinvest their dividends in shares of the Acquiring Funds.

Redemption Procedures

        The shares of the Acquired Funds and the Acquiring Funds are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order.

        VOTING INFORMATION. This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of Govett Funds in connection with the Meeting. Only shareholders of record at the close of business on May 18, 2000 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Reorganization Agreement and transactions contemplated thereby, see "Information Relating to Voting Matters."

                                 RISK FACTORS

        The following discussion summarizes some of the more significant risk factors of the Acquired Funds and the corresponding Acquiring Funds and is qualified by reference to the more complete information about each fund contained in the prospectuses and statements of additional information of Govett Funds and ARK Funds.

        GOVETT GLOBAL INCOME FUND/ARK INCOME PORTFOLIO. Govett Global Income Fund will merge with and into ARK Income Portfolio. The following discussion summarizes the risks for each fund.

        Govett Global Income Fund.

        Since the fund invests primarily in debt securities, the major risks are those of debt investing, including sudden rises in interest rates causing reductions in the value of the fund's debt holdings. They may also include sudden economic disruptions in one or more markets causing issuers to default on debt payments to the fund.

        Investments in foreign markets expose the fund's investments to additional risks including the following:

            -  Political instability;

            -  Significant or rapid changes in currency exchange rates;

            -  Foreign exchange restrictions;

            - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

        These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

        Global Income Fund is not a "diversified company" as defined in the Investment Company Act of 1940. As a result, this fund may invest in a smaller number of issuers than diversified mutual funds, which exposes Global Income Fund to a greater risk of loss from its investments in any one company.

        ARK Income Portfolio. The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

        The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how the securities will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

        The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

        Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

        GOVETT SMALLER COMPANIES FUND/ARK SMALL-CAP EQUITY PORTFOLIO. Govett Smaller Companies Fund will merge with and into ARK Small-Cap Equity Portfolio. The following discussion summarizes the risks for each fund.

        Govett Smaller Companies Fund.

        Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

        Investments in foreign markets expose the fund's investments to additional risks including the following:

            -  Political instability;

            -  Significant or rapid changes in currency exchange rates;

            -  Foreign exchange restrictions;

            - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

        These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

        Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

        ARK Emerging Markets Equity Portfolio.

        Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

        Investing in non-U.S. countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in non-U.S. countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

        GOVETT INTERNATIONAL EQUITY FUND/ARK INTERNATIONAL EQUITY SELECTION PORTFOLIO OR ARK INTERNATIONAL EQUITY PORTFOLIO. Govett International Equity Fund will merge with and into ARK International Equity Selection Portfolio or ARK International Equity Portfolio. The following discussion summarizes the risks for each fund.

        Govett International Equity Fund.

        Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

        Investments in foreign markets expose the fund's investments to additional risks including the following:

            - Political instability;

            - Significant or rapid changes in currency exchange rates;

            - Foreign exchange restrictions;

            - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

        These risks are increased to the extent the fund invests in emerging markets. The fund invests primarily in emerging markets.

        Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

        ARK Emerging Markets Equity Portfolio.

        Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

        Investing in non-U.S. countries poses additional risks since political economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in non-U.S. countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

        GOVETT INTERNATIONAL EQUITY FUND/ARK INTERNATIONAL EQUITY SELECTION PORTFOLIO OR ARK INTERNATIONAL EQUITY PORTFOLIO. Govett International Equity Fund will merge with and into ARK International Equity Selection Portfolio or ARK International Equity Portfolio. The following discussion summarizes the risks for each fund.

        Govett International Equity Fund.

        Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

        Investments in foreign markets expose the fund's investments to additional risks including the following:

            - Political instability;

            - Significant or rapid changes in currency exchange rates;

            - Foreign exchange restrictions;

            - Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

        These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

        Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

        ARK International Equity Selection Portfolio and ARK International Equity Portfolio.

        Each Portfolio is subject to the risk that stock prices will decline over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the mutual fund shares that the Portfolio owns may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

        Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments in fund shares. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

        See Appendix D for more information concerning Risk Factors.

        INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

        ARK Funds and Govett Funds have entered into the Reorganization Agreement that provides that each Acquiring Fund is to acquire the corresponding Acquired Fund. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A to this Prospectus/Proxy Statement.

        DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that on the Closing Date (as defined in the Reorganization Agreement), each Acquiring Fund will acquire the assets and assume the stated liabilities of a corresponding Acquired Fund. In exchange for the transfer of assets and assumption of stated liabilities of each Acquired Fund, ARK Funds will issue to each Acquired Fund, at the Closing, a number of full and fractional Retail Class A or Institutional Class shares of a corresponding Acquiring Fund. The number of shares so issued will have an aggregate net asset value equal to the value of the net assets of the Acquired Fund. [In determining the value of the assets of each Acquired Fund, each security will be priced in accordance with the policies and procedures of the Acquiring Funds as described in ARK Funds then current prospectus and statement of additional information and in accordance with applicable provisions of the 1940 Act.]

        The Reorganization Agreement provides that the Govett Global Income Fund and Govett Smaller Companies Fund will declare a dividend on or prior to the Closing Date in order to distribute to their shareholders all of their investment company taxable income earned, and all of their net capital gains realized, up to and including the Closing Date.

        The Acquired Funds will liquidate and distribute pro rata to their shareholders within two business days after the Closing Date the Acquiring Funds' shares to be received by the Acquired Funds at the Closing. All of the issued and outstanding shares of the Acquired Funds will then be canceled on the books of Govett Funds and will thereafter represent only the right to receive Retail Class A or Institutional Class shares of the Acquiring Funds, and the Acquired Funds' transfer books will be closed permanently. After the Closing Date, the Acquired Funds will not conduct any business other than related to their termination and Govett Funds will effect the termination of the Acquired Funds.

        The expenses incurred by ARK Funds and Govett Funds in connection with the Reorganizations will be borne by AIB Govett, Inc.

        The consummation of the Reorganizations is subject to certain conditions. The Reorganizations will be contingent upon the approval of the Reorganization Agreement and the transactions contemplated thereby by the shareholders of the Acquired Funds. The reorganization of the Govett International Equity Fund will also be contingent upon the approval of the implementation of the proposed change in the investment policy of the ARK International Equity Selection Portfolio and related matters. In addition, the reorganizations will be contingent upon: (a) the receipt of certain legal opinions described in the Reorganization Agreement (see Appendix A attached hereto); (b) the continuing accuracy of the representations and warranties in the Reorganization Agreement; and (c) the performance in all material respects of the agreements in the Reorganization Agreement. If these conditions are satisfied, the Closing Dates of the Reorganizations are expected to be July 15, 2000 for the Govett Global Income Fund and Govett Smaller Companies Fund and July 22, 2000 for the Govett Emerging Markets Equity Fund and Govett International Equity Fund.

        ARK Funds and Govett Funds may mutually agree to terminate the Reorganization Agreement at or prior to the Closing Date. Either ARK Funds or Govett Funds may terminate the Reorganization Agreement at any time after September 30, 2000 if the Reorganizations have not occurred on or prior to such date. In addition, either ARK Funds or Govett Funds may waive the other party's breach of a provision or failure to satisfy a condition of the Reorganization Agreement.

        The Board of Directors of Govett Funds has determined that the Reorganizations are in the best interests of the Acquired Funds and their shareholders and has approved the Reorganization Agreement. In approving the Reorganization Agreement and the transactions contemplated thereby, the board considered the following factors, among others: (a) more efficient operations due to combining the assets of the Acquired Funds with the Acquiring Funds; (b) the opportunity for the shareholders of each Acquired Fund to participate in a larger family of mutual funds through the exchange privilege offered by ARK Funds; (c) the similarity of the investment objective and policies of each Acquired Fund and the corresponding Acquiring Fund; (d) the fact that the investment advisers of the Acquired Funds and the Acquiring Funds are under common control and there would be a continuation of several of the same personnel and resources; (e) the fact that shareholder interests would not be diluted in the proposed Reorganizations; and (f) the status of each Reorganization as a tax-free reorganization.

        After consideration of the foregoing factors and other relevant information, the Board of Directors of Govett Funds unanimously approved the Reorganization Agreement and directed that it be submitted to the shareholders for approval. THE BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY.

        At a meeting held on December 10, 1999, the Board of Directors of ARK Funds approved the Reorganization Agreement, finding that the Reorganizations are in the best interests of the Acquiring Funds and their shareholders and that the interests of the existing shareholders of the Acquiring Funds would not be diluted as a result of the Reorganizations.

        CAPITALIZATION. Because the Acquired Funds will be combined in the Reorganizations with the Acquiring Funds, the total capitalization of the Acquiring Funds after the Reorganizations is expected to be greater than the current capitalization of the Acquired Funds. The following table sets forth as of December 31, 1999: (a) the capitalization of the Acquiring Funds and the Acquired Funds, and (b) the pro forma capitalization of the Acquiring Funds as adjusted to give effect to the Reorganizations. If consummated, the capitalization of the Acquiring Funds and Acquired Funds is likely to be different at the Closing Date as a result of daily share purchase and redemption activity.


                        Govett Global         ARK Income          Pro Forma
                         Income Fund          Portfolio      ARK Income Portfolio
Total Net Assets

Shares Outstanding

Net Asset Value
Per Share



                                                                  Pro Forma
                        Govett Smaller      ARK Small-Cap       ARK Small-Cap
                        Companies Fund     Equity Portfolio    Equity Portfolio
Total Net Assets
Shares Outstanding
Net Asset Value
Per Share


                       Govett Emerging                               Pro Forma
                           Markets       ARK Emerging Markets ARK Emerging Markets
                        Equity Fund        Equity Portfolio       Equity Portfolio
Total Net Assets

Shares Outstanding

Net Asset Value
Per Share


                                                                  Pro Forma
                      Govett International ARK International   ARK International
                         Equity Fund       Equity Selection    Equity Selection
                                             Portfolio(2)        Portfolio(3)
Total Net Assets

Shares Outstanding

Net Asset Value
Per Share

-----------------
(1) The ARK Emerging Markets Equity Portfolio was created solely for purposes of the Reorganization. Assets and outstanding shares reflect initial seed money that will be infused prior to the Reorganization.

(2) The ARK International Equity Portfolio has been created solely for the purpose of the Reorganization with the Govett International Equity Fund, in the event that shareholders of the ARK International Equity Selection Portfolio do not approve the proposed change in its investment policy and related matters. Assets and outstanding shares for the ARK International Equity Portfolio of ____ and ____, respectively, reflect initial seed money that will be infused prior to the Reorganization.

(3) In the event that the Govett International Equity Fund is reorganized with the ARK International Equity Portfolio (rather than the ARK International Equity Selection Portfolio), the Pro Forma Total Net Assets, Shares Outstanding, and Net Asset Value Per Share would be $____, _____ and $_____, respectively.

        FEDERAL INCOME TAX CONSEQUENCES. The consummation of the Reorganizations is conditioned upon the receipt of an opinion of Kirkpatrick & Lockhart LLP substantially to the effect that for federal income tax purposes: (a) the transfer of the assets of the Acquired Funds, and the assumption by the Acquiring Funds of the stated liabilities of the Acquired Funds, in exchange for Retail Class A and Institutional Class shares of the Acquiring Funds, and the distribution of such shares to the shareholders of the Acquired Funds, as provided in the Reorganization Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and, with respect to such reorganization, the Acquired Funds and the Acquiring Funds will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquired Funds as a result of such transactions;
(c) no gain or loss will be recognized by the Acquiring Funds as a result of such transactions; (d) no gain or loss will be recognized by the shareholders of the Acquired Funds on the distribution to them by the Acquired Funds of Retail Class A or Institutional Class shares of the Acquiring Funds in exchange for their Acquired Funds shares of any class; (e) the adjusted tax basis of the Acquiring Funds shares received by each shareholder of a corresponding Acquired Fund will be the same as the aggregate basis of the shareholder's Acquired Funds shares immediately prior to the transaction; (f) in accordance with Section 362(b) of the Code, the basis of the assets of the Acquired Funds in the hands of the Acquiring Funds will be the same as the basis of such assets of the Acquired Funds in the hands of the Acquired Funds immediately prior to the exchange; (g) a shareholder's holding period for Acquiring Funds shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefore provided that the shareholder held such shares of the Acquired Fund as a capital asset; and (h) the holding period of the Acquiring Funds with respect to the assets of the Acquired Funds will include the period for which such assets were held by the Acquired Funds.

        ARK Funds and Govett Funds have not sought a tax ruling from the Internal Revenue Service (the "IRS"), but are acting in reliance upon the opinion of counsel discussed above. In rendering their opinion, such counsel will rely as to certain factual matters on certificates of officers of ARK Funds and Govett Funds. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

                     INFORMATION RELATING TO VOTING MATTERS

        GENERAL INFORMATION. The Board of Directors of Govett Funds, in connection with the Meeting, is providing this Prospectus/Proxy Statement in connection with the solicitation of proxies. Solicitation of proxies will occur principally by mail, but officers and service contractors of Govett Funds may also solicit proxies by telephone, telegraph, or personal interview. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Govett Funds a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

        Only shareholders of the Acquired Funds of record at the close of business on May 18, 2000 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted:


                                          Class A Retail          Institutional Class

Govett Global Income Fund                              Shares                      Shares
Govett Smaller Companies Fund                          Shares                      Shares
Govett Emerging Markets Equity Fund                    Shares                      Shares
Govett International Equity Fund                       Shares                      Shares

Each share or fractional share is entitled to one vote or fraction thereof.

        If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournments of the Meeting, see "Quorum" below.

        SHAREHOLDER APPROVAL. The Reorganization Agreement and the transactions contemplated thereby are being submitted for approval at the Meeting in accordance with the provisions of the charter and bylaws of Govett Funds. Under the charter, the Reorganizations must be approved by not less than a majority of the total number of share outstanding of the class or series of stock entitled to vote thereon.

        In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Reorganizations, abstentions and broker non-votes will have the same effect as votes cast against the proposal.

        The vote of the shareholders of the Acquiring Funds regarding the reorganizations is not being solicited because their approval or consent is not necessary for the Reorganizations to be consummated.

        As of___________, 2000, ___________________________ and its affiliates held of record, but not beneficially, ____% of the shares of the Acquired Funds. [LIST IF APPLICABLE] For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Under this definition, ____________ and its affiliates may be deemed to be controlling persons of ___________ of the Acquired Funds.

        As of _____________, 2000, the following persons beneficially owned of record 5% or more of the shares of the Acquired Funds:

                                                            Percentage of
         Name/Address                                    Outstanding Shares
                                                                      %


        As of _______________, 2000 the directors and officers of Govett Funds, as a group, owned less than 1% of the outstanding shares of each of the Acquired Funds.

        Upon consummation of the Reorganizations, _______________ and the above-mentioned 5% shareholders of the Acquired Funds will own the following percentage of shares of the Acquiring Funds:


                                                          Percentage of
       Name/Address                                    Outstanding Shares
                                                                %

        As of ___________, 2000 the following persons beneficially owned of record 5% or more of the shares of the Acquiring Funds:


       Name/Address                                       Shares Owned


        As of ____________ , the trustees and officers of ARK Funds, as a group, owned less than 1% of the outstanding shares of each of the Acquired Funds.

        Upon consummation of the Reorganizations, the above-mentioned holders of the Acquiring Funds will own the following percentages of shares of the Acquiring Funds:


                                                           Percentage of
        Name/Address                                    Outstanding Shares
                                                                     %

        QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders of the Acquired Funds. A quorum is constituted by the presence in person or by proxy of stockholders entitled to cast a majority of the votes entitled to be cast at the Meeting.

        ANNUAL MEETINGS. Govett Funds does not intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the purpose of electing directors. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors or to act on other matters, and such meetings will be called when requested in writing by the holders of record of 10% or more of Govett Funds' outstanding shares. To the extent required by law, Govett Funds will assist in shareholder communications on such matters.

                ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

        Additional information about the Acquiring Funds is included in the Prospectus of ARK Funds that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information of ARK Funds and the Annual Report for the fiscal year ended April 30, 1999, and Semi-Annual Report for the six-months ended October 31, 1999, which have been filed with the SEC. Copies of the Statement of Additional Information, Annual Report, and Semi-Annual Report may be obtained without charge by calling 1-800-ARK-FUND. ARK Funds is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC or from the SEC's Web site (http://www.sec.gov).

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

        Additional information about the Acquired Funds is included in the Class A Retail and Institutional Class Prospectus of Govett Funds that are incorporated by reference herein. Additional information may also be obtained from the Statement of Additional Information of Govett Funds and the Annual Report for the fiscal year ended December 31, 1999, which have been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report may be obtained without charge by calling Govett Funds at 1-800-821-0803. Govett Funds is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements files reports, proxy statements, and other information with the SEC. These materials may be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W.,

Washington, D.C. at rates prescribed by the SEC or from the SEC's Web site (http://www.sec.gov).

                                 OTHER BUSINESS

        The Board of Directors of Govett Funds knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

        Shareholder inquiries may be addressed to the Govett Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-821-0803.

                                      * * *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION

        AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") made as of
May 17, 2000, by and among The Govett Funds, Inc., a Maryland corporation ("Govett"), ARK Funds, a Massachusetts business trust ("ARK"), and AIB Govett, Inc., a Maryland corporation ("AIB Govett").

                              W I T N E S S E T H:

        WHEREAS, the parties hereto desire that substantially all of the assets and stated liabilities of certain of the separately designated series of Govett (individually, an "Acquired Fund" and collectively, the "Acquired Funds") be transferred to, combined with, acquired and assumed by certain of the separately designated series of ARK (individually, an "Acquiring Fund" and collectively, the "Acquiring Funds") in exchange for shares of the Acquiring Funds, which shall thereafter be distributed by Govett to the shareholders of the Acquired Funds, as follows: Govett Global Income Fund will be combined with the ARK Income Portfolio; Govett Smaller Companies Fund will be combined with the ARK Small-Cap Equity Portfolio; Govett International Equity Fund will be combined with the ARK International Equity Selection Portfolio or ARK International Equity Portfolio; and Govett Emerging Markets Equity Fund will be combined with the ARK Emerging Markets Equity Portfolio (which Portfolio shall have nominal assets and liabilities before such combination) all upon the terms and conditions hereinafter set forth (each such transaction of an Acquired Fund with the corresponding Acquiring Fund, a "Reorganization" and collectively, the "Reorganizations"); and

        WHEREAS, the parties intend that, in connection with the Reorganizations, Govett International Smaller Companies Fund (the "Terminated Fund") will be reorganized or be terminated and liquidated, Govett will be deregistered as described in this Agreement and Govett will be dissolved; and

        WHEREAS, the parties wish to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions and to adopt this Agreement as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

        NOW, THEREFORE, in consideration of the respective representations, warranties, covenants, and agreements set forth herein, the parties hereto agree as follows:

                                    ARTICLE I

              TRANSFER OF ASSETS IN EXCHANGE FOR SHARES; ASSUMPTION
                  OF LIABILITIES; LIQUIDATION OF ACQUIRED FUNDS

        Subject to the terms and conditions of this Agreement, the parties agree to effect the following transactions in respect of the Reorganizations:

        1.1 Transfer of Acquired Fund Assets; Issuance of Acquiring Fund Shares. At the Closing (as defined in Section 1.6), of a Reorganization, Govett, on behalf of the Acquired Funds, shall transfer to ARK all of the assets of each Acquired Fund, in exchange for and against delivery by ARK of a number of Retail Class A and Institutional Class shares (including fractional shares) of beneficial interest, without par value, of the Acquiring Fund specified in
Section 1.5 having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred (the "Acquiring Fund Shares"), in each case determined and adjusted as provided in Section 1.3, and the assumption of the stated liabilities of the Acquired Fund as provided in Section 1.4. Portfolio securities of an Acquired Fund shall be delivered to Allfirst Trust Company, National Association, the custodian for the Acquiring Fund (the "Custodian"), to be held for the account of such Acquired Fund, on the day immediately preceding the Closing Date (as defined in Section 1.6) for the Reorganization of such Acquired Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps, if any, or a check for the appropriate purchase price thereof. If Govett shall be unable to make timely delivery of any portfolio securities of an Acquired Fund as herein required, ARK may, in the exercise of its reasonable discretion, waive such delivery, provided that Govett has timely delivered such documents, including assignment and escrow agreements, due bills, confirmation slips and the like, as may reasonably be requested by ARK and the Custodian. Cash of an Acquired Fund shall be delivered by Govett on the day immediately preceding the Closing Date and shall be in the form of currency or a wire transfer in immediately available funds, payable to the order of "Allfirst Trust Company, National Association, as Custodian for ARK Funds." On the day immediately preceding the Closing of a Reorganization of an Acquired Fund, ARK shall issue and deliver to Govett a confirmation evidencing the Acquiring Fund Shares credited to the account of the Acquired Fund, or provide satisfactory evidence to Govett that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of ARK. It is expressly agreed that no sales charge will be imposed upon issuance of the Acquiring Fund Shares or their distribution to shareholders of the Acquired Funds as provided in Section 1.7.

        1.2 Acquired Fund Assets. The assets of the Acquired Funds to be acquired by ARK hereunder shall consist of all property of such Acquired Fund, including, without limitation, all cash, securities, commodities, and futures interests, dividends or interest receivable, and any deferred or prepaid expenses shown as an asset on the statement of assets and liabilities of the Acquired Fund delivered pursuant to Section 2.5.

        1.3 Valuation. The value of the assets of an Acquired Fund to be acquired by ARK shall be computed by ARK as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on the day immediately preceding the Closing Date for the Reorganization of such Acquired Fund, using the valuation policies and procedures set forth in the then-current prospectus and statement of additional information of ARK. The valuation of such assets by ARK shall be subject to review by Govett and to such adjustments, if any, as may be agreed to by ARK. The aggregate net asset value of the Acquiring Fund Shares shall be computed by ARK using the net asset value per share of the Acquiring Fund as of the close of regular trading on the Exchange on the day immediately preceding such Closing Date. The share transfer books of Govett in respect of the Acquired Fund shall be permanently closed as of the close of business on the business day immediately preceding the Closing Date and no transfer of shares of the Acquired Fund shall thereafter be made on such books. Govett shall only accept purchase orders or redemption requests received prior to the close of regular trading on the Exchange on the business day immediately preceding the Closing Date for its Reorganization; purchase orders or redemption requests received thereafter shall be deemed to be orders to purchase or requests for redemption of shares of the corresponding Acquiring Fund, as the case may be, and shall be executed at the net asset value per share determined as set forth in the then-current prospectus and statement of additional information of ARK, provided that the Reorganization of the Acquired Fund is consummated.

        1.4 Acquired Fund Liabilities. At the Closing of the Reorganization of an Acquired Fund, the Acquiring Fund shall assume the stated liabilities, expenses, costs, charges, and reserves of the Acquired Fund reflected on the statement of assets and liabilities of the Acquired Fund delivered pursuant to
Section 2.5 (the "Acquired Fund Liabilities"). Each Acquiring Fund shall assume only such Acquired Fund Liabilities of the corresponding Acquired Fund and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued. All Acquired Fund Liabilities of an Acquired Fund, to the extent they exist at or after the Closing, shall after the Closing attach to the corresponding Acquiring Fund and may be enforced against such Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

        1.5 Acquired Funds; Corresponding Acquiring Funds. The assets of each Acquired Fund shall be acquired by the Acquiring Fund identified opposite its name in Schedule 1.5 attached hereto.

        1.6 Closings; Closing Dates. The closing of the Reorganizations of Govett Global Income Fund and Govett Smaller Companies Fund shall take place on July 15, 2000, and the closing of the Reorganizations of the Govett Emerging

Markets Equity Fund and the Govett International Equity Fund shall take place on July 22, 2000, at the offices of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC, or at such other time and place as may be agreed upon by the parties. In the event that on the day preceding such date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the assets of the Acquired Fund or the aggregate net asset value of the Acquiring Fund Shares is impractical, the Reorganization shall be postponed until such day as may be agreed upon by the parties. The closing of a Reorganization is referred to herein as a "Closing" and the date on which the Closing shall take place is referred to herein as a "Closing Date."

        1.7 Distribution of Acquiring Fund Shares. As soon after the Closing of the Reorganization of an Acquired Fund as is conveniently practicable, and in any event within two business days after the Closing, Govett shall distribute pro rata to its shareholders of record as of the close of business on the business day immediately preceding the Closing Date for such Reorganization (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by an Acquired Fund hereunder. Govett shall accomplish such distribution by delivering a written instruction, signed by the principal executive officer of Govett and certified by an authorized signatory of FPS Services, Inc., the transfer agent of Govett, to SEI Investments Distribution Company, the transfer agent of ARK (the "Transfer Agent"), directing the Transfer Agent to open accounts on the books of ARK in the names of the Acquired Fund Shareholders and transfer to such accounts the respective pro rata interest, in full and fractional (to three decimal places) shares, of each such shareholder in the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of ARK. ARK agrees to instruct the Transfer Agent to comply with such instructions. All issued and outstanding shares of the Acquired Fund and all certificates, if any, indicating ownership of such shares shall simultaneously be canceled on the books of Govett, although from and after the Closing of the Reorganization of an Acquired Fund each certificate which theretofore represented shares of the Acquired Fund shall evidence ownership of the corresponding Acquiring Fund Shares on the basis hereinabove set forth. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Shareholders and represented by unsurrendered certificates shall be permitted until such certificates have been surrendered for cancellation. ARK shall not issue certificates representing Acquiring Fund Shares in connection with such distribution. Promptly after the distribution described above, ARK shall cause appropriate notification to be mailed to the Acquired Fund Shareholders informing each such shareholder of the number of Acquiring Fund Shares credited to his account and confirming the registration thereof in his name. All distributions on the Acquiring Fund Shares shall be paid to the Acquired Fund Shareholders in cash or invested in additional shares of the Acquiring Fund at the net asset value thereof on the respective payment dates in accordance with instructions previously given by such shareholders to the transfer agent of Govett, provided that such instructions have been given to the Transfer Agent and such instructions are consistent with the current prospectus and statement of additional information of ARK.

        1.8 Payment of Transfer Taxes. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of an Acquired Fund Shareholder shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

        1.9   Liquidation of Acquired Funds.

              (a) As soon as conveniently practicable after the distribution required pursuant to Section 1.7 has been made in respect of the Acquired Funds, and the reorganization or termination and liquidation of the Terminated Fund, Govett shall take, in accordance with applicable law, all such action as may be necessary to effect a complete liquidation of Govett.

              (b) As soon as conveniently practicable after consummation of the Reorganizations provided for herein and the reorganization or liquidation and termination of the Terminated Fund, Govett shall make all filings and take all such action as may be necessary to effect its dissolution and shall, in accordance with applicable law, file an application for an order of the Securities and Exchange Commission (the "Commission") pursuant to Section 8(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), declaring that Govett has ceased to be an investment company and take all such other action as may be necessary to deregister under the 1940 Act. ARK shall provide assistance to Govett in order to effect the above-mentioned actions.

        1.10 Reporting. Any reporting obligation of Govett with respect to an Acquired Fund is and shall remain the responsibility of Govett until Govett is deregistered under the 1940 Act. ARK shall provide assistance to Govett to the extent any such reporting obligations relate to the Reorganizations and shall provide all information regarding the Acquiring Funds and the Reorganizations as may be necessary in order for Govett to comply with its reporting obligations.

                                   ARTICLE II

                            COVENANTS AND AGREEMENTS

        2.1 Conduct of Business. After the date of this Agreement and on or prior to the Closing Date of the Reorganization of an Acquired Fund, Govett and ARK will conduct the respective businesses of the Acquired Funds and the Acquiring Funds, respectively, only in the ordinary course, it being understood that such ordinary course of business shall include the matters contemplated by Section 2.2(b) hereof and the declaration and payment of customary dividends and distributions and any special dividends or distributions required hereunder.

        2.2 Shareholders' Meetings. (a) Govett shall call, convene, and hold a meeting of shareholders of the Acquired Funds as soon as practicable in accordance with applicable law, for the purpose of approving this Agreement and the transactions herein contemplated, and for such other purposes as may be necessary or desirable, and the directors of Govett shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. Govett shall solicit the proxies of shareholders of the Acquired Funds to vote on the matters to be acted upon at such meeting.

        (b) ARK shall call, convene and hold a meeting of shareholders of the ARK International Equity Selection Portfolio as soon as practicable in accordance with applicable law, for the purpose of approving the matters listed in Schedule 2.2(b) attached hereto, and for such other purposes as may be necessary or desirable, and the trustees of ARK shall, subject to the exercise of their fiduciary duties, recommend a favorable vote thereon. ARK shall solicit the proxies of shareholders of the ARK International Equity Selection Portfolio to vote on the matters to be acted upon at such meeting.

        2.3 Registration Statement; Prospectus/Proxy Statement. (a) ARK shall prepare to be filed with the Commission under the Securities Act of 1933, as amended (the "1933 Act") and the Securities Exchange Act of 1934, as amended (the "1934 Act"), relating to the registration of the Acquiring Fund Shares and the meeting of Govett shareholders referred to in Section 2.2(a), in the form of a prospectus/proxy statement and related statement of additional information to be included in the registration statement on Form N-14 of ARK, in connection with this Agreement. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The combined prospectus/proxy statement and related statement of additional information in the form first filed with the Commission pursuant to Rule 497(c) under the 1933 Act is referred to herein as the "Prospectus/Proxy Statement." Govett and ARK will each use its best efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practicable and agree to cooperate in such efforts. Upon effectiveness of the Registration Statement, Govett will cause the Prospectus/Proxy Statement to be delivered to shareholders of the Acquired Funds entitled to vote on this Agreement and the transactions herein contemplated in accordance with applicable law.

        (b) ARK shall prepare preliminary proxy materials to be filed with the Commission under the 1934 Act relating to the meeting of shareholders of the ARK International Equity Selection Portfolio referred to in Section 2.2(b). Such proxy materials in the form in which they are filed with the Commission pursuant to paragraph (b) of Rule 14a-6 are referred to herein as the "ARK Proxy Statement". ARK will cause the ARK Proxy Statement to be delivered to shareholders of the ARK International Equity Selection Portfolio entitled to vote on the matters contemplated by Section 2.2(b) in accordance with applicable law.

        2.4 Information. Throughout the period prior to the Closing of a Reorganization, Govett and ARK shall furnish to one another, and the other's accountants, legal counsel, and other representatives, all such information concerning the Acquired Funds or the Acquiring Funds and their businesses and properties as may reasonably be requested by the other, or by such representatives.

        2.5 Financial Statements. At the Closing of the Reorganization of an Acquired Fund, Govett shall deliver to ARK an unaudited statement of assets and liabilities of the Acquired Fund, together with an unaudited schedule of portfolio investments as at the close of business on the day immediately preceding the Closing Date. These financial statements shall be prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements. Govett shall also deliver to ARK on or before such Closing Date the detailed tax-basis accounting records for each security to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund. As promptly as practicable thereafter, Govett shall furnish ARK, in such form as is reasonably satisfactory to ARK, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, which statement shall be certified by the treasurer of Govett.

        2.6 Final Dividend. On or before the Closing Date of the Reorganization of an Acquired Fund, Govett shall declare and pay a dividend or dividends on the shares of Govett Global Income Fund, Govett Smaller Companies Fund, and Govett International Equity Fund (unless the condition precedent set forth in Section 4.1(a)(ii) shall not have been met), which, together with all previous dividends, shall have the effect of distributing to shareholders of such Acquired Fund all of such Acquired Fund's investment company taxable income for the applicable taxable periods of such Acquired Fund (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the applicable taxable periods of such Acquired Fund (after reduction for any capital loss carry-forward). For purposes of this Section 2.6, an "applicable tax period" of such an Acquired Fund shall mean the final taxable year of the Acquired Fund and any other taxable year of the Acquired Fund with respect to which the Acquired Fund could elect under Section 855 of the Code to have a distribution made on or before the Closing Date treated as having been paid during such other taxable year.

        2.7 Other Necessary Action. Govett and ARK shall each take all necessary corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.

                                         ARTICLE III

                                REPRESENTATIONS AND WARRANTIES

        3.1 Representations and Warranties of Acquired Company. Govett hereby represents and warrants to ARK as follows:

              (a) Govett is a corporation duly organized and validly existing in good standing under the laws of the State of Maryland and has full corporate power to conduct its business as it is now being conducted and to own the properties and assets it now owns. Govett is qualified to transact business as a foreign corporation in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on Govett.

              (b) Govett is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

              (c) The audited financial statements of the Acquired Fund for the fiscal year ended December 31, 1999, delivered to ARK by Govett have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and, together with such notes attached thereto, fairly present the financial position and results of operations of the Acquired Funds at the dates of such statements and for the periods covered thereby.

              (d) Since December 31, 1999, Govett on behalf of the Acquired Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business, or properties of the Acquired Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course).

              (e) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of Govett, threatened against or relating to the Acquired Funds, the properties or business of the Acquired Funds, or this Agreement.

              (f) Each Acquired Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. All federal and other tax returns and reports of the Acquired Funds required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to Govett's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

              (g) When filed with the Commission and from the effective date of the Prospectus/Proxy Statement until the Closing Date, the Prospectus/Proxy Statement will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission promulgated thereunder and the Prospectus/Proxy Statement (and any supplement thereto) will not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; except insofar as the same are caused by or contained in (a) any information relating to, or furnished in writing to Govett by, ARK or the Acquiring Funds or (b) any violation of the 1933 Act, the 1934 Act or any other securities law or rule or regulation thereunder caused by ARK.

              (h) Except as separately disclosed in writing to ARK, PricewaterhouseCoopers LLP, which has certified the financial statements of the Acquired Funds to be filed with the Commission as part of the Registration Statement, are, to the knowledge of Govett, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

              (i) Govett has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquired Funds. The execution, delivery and performance of this Agreement by Govett, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of directors, and this Agreement constitutes a valid and legally binding obligation of Govett, enforceable against Govett in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium, and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of Govett or the shareholders of the Acquired Funds (other than as contemplated in Section 4.1(a)(i)) are necessary to authorize this Agreement and the transactions contemplated hereby.

              (j) Govett is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquired Funds. The execution and delivery of this Agreement, the consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which Govett is a party, or the charter or bylaws of Govett, or any statute, order, rule, or regulation of any court or of any governmental or other regulatory body having jurisdiction, applicable to Govett.

              (k) As of the Closing, Govett will have good and marketable title to the assets of the Acquired Funds to be transferred to the Acquiring Funds pursuant to this Agreement, and, subject to the approval of shareholders of Govett, will have full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Funds will acquire good and marketable title thereto, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, and equities, and subject to no restrictions on the transfer thereof, except as disclosed in writing to and accepted by ARK prior to the Closing.

              (l) Neither Govett nor, to the knowledge of Govett, any Acquired Fund Shareholder has any present intention of redeeming or otherwise disposing of the Acquiring Fund Shares after the Closing Date, except as provided pursuant to and in accordance with the terms of this Agreement.

              (m) Except as disclosed in the application described in Section 4.3(c) of this Agreement, to the knowledge of Govett, no entity that is an affiliated person, or an affiliated person of an affiliated person, of an Acquired Fund, as that term is defined in Section 2(a)(3) of the 1940 Act, has the financial incentive and the ability to influence the terms of the Reorganizations.

        3.2 Representations and Warranties of ARK. ARK hereby represents and warrants to Govett as follows:

              (a) ARK is a business trust duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts and has full power to conduct its business as it is now being conducted and to own the properties and assets it now owns. ARK is qualified to transact business in all jurisdictions in which it conducts any business or owns any properties or assets, except where the failure to be so qualified does not cause a material adverse effect on the Acquiring Fund.

              (b) ARK is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

              (c) The authorized capitalization of ARK representing the beneficial interest in the Acquiring Funds consists of an unlimited number of shares of beneficial interest, without par value, designated as Retail Class A shares and Institutional Class shares of "ARK International Equity Selection Portfolio," "ARK International Equity Portfolio," "ARK Small-Cap Equity Portfolio," "ARK Income Portfolio" and "ARK Emerging Markets Equity Portfolio" and Retail Class B shares of "ARK Income Portfolio." All of the issued and outstanding shares of the Acquiring Funds have been duly and validly issued and are fully paid and non-assessable by ARK. As of the Closing, all Acquiring Fund Shares to be issued and delivered by ARK pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein and in the Prospectus/Proxy Statement (and any supplement thereto), will be validly issued, fully paid, and non-assessable by ARK.

              (d) The current prospectus and statement of additional information of ARK comply in all material respects with the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading.

              (e) The audited financial statements for the fiscal year ended April 30, 1999 and unaudited financial statements for the six months ended October 31, 1999 of the Acquiring Funds delivered to Govett by ARK have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements, and fairly present the financial position and results of operations of the Acquiring Funds at the dates of such statements and for the periods covered thereby.

              (f) Since October 31, 1999, ARK on behalf of the Acquiring Funds has not incurred any material liabilities or obligations, direct or contingent, or entered into any material transactions, not in the ordinary course of business, and there has not been any material adverse change, or any development involving a prospective material adverse change, in the condition (financial or other), earnings, business, or properties of the Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course).

              (g) There is no litigation, proceeding or governmental investigation pending or, to the knowledge of ARK, threatened against or relating to the Acquiring Funds, the properties or business of the Acquiring Funds, or this Agreement.

              (h) Except for the ARK International Equity Portfolio and the ARK Emerging Markets Equity Portfolio, each Acquiring Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. The ARK International Equity Portfolio and the ARK Emerging Markets Equity Portfolio intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the

Code for each of its taxable years. All federal and other tax returns and reports of the Acquiring Funds required by law to have been filed with the proper taxing authority have been filed with the proper taxing authority, and all federal and other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and, to ARK's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

             (i) When filed with the Commission and from the effective date of the Prospectus/Proxy Statement until the Closing, the Registration Statement, Prospectus/Proxy Statement, and the ARK Proxy Statement will comply in all material respects with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder and the Prospectus/Proxy Statement (and any supplement thereto) and the ARK Proxy Statement do not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; , except insofar as the same are caused by or contained in (a) any information relating to, or furnished in writing to ARK by, Govett or the Acquired Funds or (b) any violation of the 1933 Act, the 1934 Act or any other securities law or rule or regulation thereunder caused by Govett.

              (j) KPMG LLP, which has certified the financial statements of the Acquiring Funds to be filed with the Commission as part of the Registration Statement, are, to the knowledge of ARK, independent public auditors as required by the 1933 Act and the rules and regulations of the Commission thereunder.

              (k) ARK has full power and authority to execute, deliver, and carry out the terms of this Agreement on behalf of the Acquiring Funds. The execution, delivery, and performance of this Agreement by ARK, and the consummation of the transactions contemplated hereby, have been duly authorized by its board of trustees, and this Agreement constitutes a valid and legally binding obligation of ARK, enforceable against ARK in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium, and other laws affecting the rights of creditors generally and the exercise of judicial discretion in accordance with general principles of equity. No other proceedings on the part of ARK or the shareholders of the Acquiring Funds (other than as contemplated in Section 4.1(a)(i)) are necessary to authorize this Agreement and the transactions contemplated hereby.

              (l) ARK is not in default under any agreement, lease, contract, indenture, or other instrument or obligation to which it is a party or by which it or any of its properties or assets are bound and which default is of material significance in respect of the business or financial condition of the Acquiring Funds. The consummation of the transactions herein contemplated and the fulfillment of the terms hereof will not conflict with or violate or result in a breach of any of the terms or provisions of, or constitute a default under, any agreement or other instrument to which ARK is a party, or the declaration of trust or by-laws of ARK, or any statute, order, rule, or regulation of any court or of any governmental or other regulatory body having jurisdiction applicable to ARK.

              (m) Except as disclosed in the application described in Section 4.3(c) of this Agreement, to the knowledge of ARK, no entity that is an affiliated person, or an affiliated person of an affiliated person, of an Acquiring Fund, as that term is defined in Section 2(a)(3) of the 1940 Act, has the financial incentive and the ability to influence the terms of the Reorganizations.

                                   ARTICLE IV

                              CONDITIONS PRECEDENT

        4.1 Conditions Precedent to Obligations of Govett. The obligations of Govett to consummate the Reorganization of each Acquired Fund shall be subject, at its election, to the performance by ARK of all of the obligations to be performed by it under this Agreement on or before the Closing Date for the Reorganization of such Acquired Fund and, in addition thereto, to the following further conditions:

              (a)(i)This Agreement and the transactions contemplated hereby shall have been duly approved by the requisite affirmative vote of the outstanding Retail Class A and Institutional Class shareholders of the Acquired Fund, voting together as a single class, entitled to vote at the special meeting of shareholders of Govett duly called for such purpose.

              (a)(ii) With respect to the Reorganization of the Govett International Equity Fund, each of the proposed changes in investment policies and other related matters contemplated by Section 2.2(b) shall have been duly approved by the requisite affirmative vote of the outstanding shares of the ARK International Equity Selection Portfolio entitled to vote at the special meeting of shareholders of the ARK International Equity Selection Portfolio duly called for such purpose and each such change or other matter shall have been fully implemented by the ARK International Equity Selection Portfolio. In the event that the foregoing condition shall not have been performed by ARK on or before the Closing Date for the Reorganization of the Govett International Equity Fund, then the assets and stated liabilities of the Govett International Equity Fund shall be transferred to, combined with, acquired, and assumed by the ARK International Equity Portfolio.

              (b) ARK shall have furnished to Govett a certificate of ARK, signed by the principal executive officer and the principal financial officer of ARK, dated the Closing Date, to the effect that:

                    (i) the representations and warranties of ARK in this Agreement are true and correct in all respects on and as of such Closing Date with the same effect as if made on such Closing Date (except representations and warranties that speak to a specific date, which shall be true and correct as of such date) and ARK has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Funds;

                    (ii) Since the date of the most recent financial statements of the Acquiring Funds included in the Registration Statement and Prospectus/Proxy Statement (and any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business, or properties of such Acquiring Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course) and changes in net asset value per share, except as set forth in or contemplated in the Registration Statement and Prospectus/Proxy Statement (and any supplement thereto);

                    (iii) The Registration Statement has become effective under the 1933 Act and no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to ARK's knowledge, threatened; and

                    (iv) The Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder.

              (c) Prior to the Closing Date, ARK shall have furnished to Govett such further information, certificates, and documents, including certified copies of the proceedings of its board of trustees and shareholders, as Govett may reasonably request.

        4.2 Conditions Precedent to Obligations of ARK. The obligations of ARK to consummate each Reorganization shall be subject, at its election, to the performance by Govett of all of the obligations to be performed by it under this Agreement on or before the Closing Date for such Reorganization and, in addition thereto, to the following further conditions:

              (a) Govett shall have furnished to ARK a certificate of Govett, signed by the principal financial officer of Acquired Company, dated the Closing Date, to the effect that the unaudited financial statements of the Acquired Funds delivered to ARK pursuant to Section 2.5 have been prepared in accordance with generally accepted accounting principles consistently followed throughout the periods covered by such statements and fairly present the financial position and results of operations of the Acquired Funds at the dates of such statements and for the periods covered thereby.

              (b) Govett shall have furnished to ARK a certificate of Govett, signed by the principal executive officer and the principal financial officer of Govett, dated the Closing Date, to the effect that:

                    (i) the representations and warranties of Govett in this Agreement are true and correct in all respects on and as of such Closing Date with the same effect as if made on such Closing Date (except representations and warranties that speak to a specific date, which shall true and correct as of such date) and Govett has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Closing of the Reorganization of the Acquired Funds;

                    (ii) Since the date of the most recent financial statements of the Acquired Funds included in the Registration Statement and Proxy/Prospectus Statement (or any supplement thereto), there has been no material adverse change in the condition (financial or other), earnings, business or properties of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share, except as set forth in or contemplated in the Registration Statement and Proxy/Prospectus Statement (or any supplement thereto); and

              (c) ARK shall have received (i) a certificate of an authorized signatory of the Custodian stating that the portfolio securities, cash and other assets of such Acquired Fund have been delivered as provided in Section 1.1 and
(ii) a certificate of an authorized signatory of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage of ownership of the Acquiring Fund Shares to be transferred to the account of each such shareholder upon the consummation of the Reorganization of the Acquired Fund.

              (d) Prior to the Closing Date, Govett shall have furnished to ARK such further information, certificates, and documents, including certified copies of the proceedings of its board of directors and shareholders, as ARK may reasonably request.

        4.3 Other Conditions Precedent. The obligations of the parties hereto to consummate the Reorganization shall be subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

              (a) This Agreement and the transactions contemplated hereby shall have been duly approved by the requisite affirmative vote of the shareholders of the ARK International Equity Selection Portfolio;

              (b) Govett and ARK shall have received a legal opinion or opinions from Kirkpatrick & Lockhart LLP satisfactory to the parties and their counsel, to the effect that, if the transactions contemplated by this Agreement are consummated in accordance with the terms hereof, for federal income tax purposes:

                    (i) the transfer by each Acquired Fund of its assets to the corresponding Acquiring Fund solely in exchange for shares of the corresponding Acquiring Fund and the assumption by such Acquiring Fund of the stated liabilities of the Acquired Fund as herein provided, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and each such Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code;

                    (ii) no gain or loss will be recognized by an Acquired Fund on the transfer of its assets to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund, and no gain or loss will be recognized by the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders;

                    (iii) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund in exchange for the Acquiring Fund Shares and the assumption of the stated liabilities of the Acquired Fund;

                    (iv) the adjusted tax basis of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will be the same as the adjusted tax basis of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (v) the holding period of each asset of each Acquired Fund in the hands of the corresponding Acquiring Fund will include the holding period of such asset in the hands of the Acquired Fund immediately prior to the Reorganization;

                    (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares (including fractional shares) by such shareholders, provided that such shareholders receive solely Acquiring Fund Shares (including fractional shares) in exchange for their shares of the Acquired Fund;

                    (vii) the adjusted basis of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will be the same as the adjusted tax basis of the shares of the Acquired Fund surrendered immediately prior to the Reorganization;

                    (viii) the holding period of the Acquiring Fund Shares (including fractional shares) received by each Acquired Fund Shareholder will include the holding period of the shares of the Acquired Fund surrendered in exchange therefor, provided that such shares were held as a capital asset in the hands of the Acquired Fund Shareholder on the date of the exchange; and

                    (ix) in rendering such opinion, Kirkpatrick & Lockhart LLP shall require delivery of and rely on representation letters delivered by ARK, Govett and, if necessary, certain shareholders of the Acquired Funds. Such representation letters shall be in such form and substance as shall be satisfactory to Kirkpatrick & Lockhart LLP.

              (c) ARK and Govett shall have received from the Commission an order approving an application of ARK on behalf of the Acquiring Funds and Govett on behalf of the Acquired Funds for an order exempting them from Section 17 of the 1940 Act in connection with the Reorganization. All state securities law and all other governmental approvals necessary or advisable in the opinion of counsel to consummate the transactions contemplated by this Agreement shall have been received and shall not contain any provision which is unduly burdensome.

              (d) No suit, action or other proceeding against Govett or ARK or their respective officers or directors/trustees shall be threatened or pending before any court or governmental agency in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

              (e) Articles of transfer shall have been filed and accepted for record by the Maryland State Department of Assessments and Taxation.

                                    ARTICLE V

                                   TERMINATION

        5.1 Termination. This Agreement may be terminated with respect to the Reorganization of an Acquired Fund and the transactions contemplated hereby with respect to such Reorganization abandoned any time prior to the Closing of such Reorganization

(notwithstanding any approval of this Agreement and the transactions herein contemplated by the shareholders of the Acquired Fund):

              (i) by mutual written consent of the parties duly authorized by or on behalf of their respective boards of directors/trustees;

              (ii) by either party at any time after September 30, 2000, if the Closing has not occurred on or prior to such date or if there shall be any law or regulation that makes consummation of the transactions contemplated by this Agreement illegal or otherwise prohibited or if any judgment, injunction, order or decree enjoining a party from consummating the transactions herein contemplated is entered and such judgment, injunction, order or decree shall become final and nonappealable; or

              (iii) by Govett if the shareholders of the Acquired Fund shall have voted upon and not approved this Agreement and the transactions herein contemplated.

The party desiring to terminate this Agreement pursuant to clause (ii) or (iii) shall give notice of such termination to the other party in the manner specified in Section 6.1. In the event of any such termination, there shall be no liability for damages on the part of either Govett or ARK, or their respective directors, trustees or officers, to the other party or its directors, trustees or officers. No termination of this Agreement shall affect the obligations of AIB Govett under Section 6.5 of this Agreement.

                                   ARTICLE VI

                                  MISCELLANEOUS

        6.1 Notices. All notices, requests and other communications to a party hereunder shall be in writing (including facsimile or similar writing), addressed to such party and given at or sent to the following address:

              (a)   in the case of Govett or AIB Govett:

                    The Govett Funds, Inc.
                    250 Montgomery Street, Suite 1200
                    San Francisco, CA  94104
                    Attention:  Secretary
                    Facsimile:  (415) 263-1880

              with a copy to:

                    Regina M. Pisa, P.C.
                    Goodwin, Procter & Hoar LLP
                    One Exchange Place
                    Boston, MA  02109-2881
                    Facsimile:  (617) 523-1231

              (b)   in the case of ARK:

                    ARK Funds
                    One Freedom Valley Drive
                    Oaks, PA  19456
                    Attention:  Secretary
                    Facsimile:  (610) 676-1040

              with a copy to:

                    Alan C. Porter, Esq.
                    Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, NW
                    2nd Floor
                    Washington, DC  20036-1800
                    Facsimile:  (202) 778-9100

or such other address or facsimile number as either party may hereafter specify for the purpose by notice to the other party. Each such notice, request or other communication shall be effective (i) if given by facsimile, when such facsimile is transmitted to the facsimile number specified in this Section 6.1 and the appropriate answer back is received, or (ii) if given by any other means, when delivered at the address specified in this Section 6.1.

        6.2 Amendments; Waivers. Any provision of this Agreement may be amended or waived prior to the Closing of the Reorganization of an Acquired Fund if, and only if, such amendment or waiver is in writing and signed, in the case of an amendment, by each party or, in the case of a waiver, by the party against which the waiver is to be effective; provided that following the approval by shareholders at the meeting of the shareholders of such Acquired Fund pursuant to Section 2.2 of this Agreement, no such amendment or waiver shall, without the further approval of such shareholders, alter or change any of the terms or conditions of this Agreement if such alteration or change would adversely affect the shareholders of the Acquired Fund.

        6.3 Successors. The provisions of this Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns; provided that no party may assign, delegate or otherwise transfer any of its rights or obligations under this Agreement without the consent of the other party hereto.

        6.4 Broker's or Finder's Fees. The parties represent and warrant to each other that the transactions contemplated by this Agreement have been negotiated directly between them, without the intervention of any person as a result of any action by them in such a manner as to give rise to a valid claim for a brokerage commission, finder's fee or like payment.

        6.5 Expenses. The parties hereby acknowledge that AIB Govett, Inc. or an affiliate will pay all expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses include, without limitation, (i) expenses associated with the preparation and filing of the Registration Statements and proxy statements; (ii) fees and expenses for registration or qualification of the Acquiring Fund Shares under the 1933 Act and state securities or "blue sky" laws; (iii) fees and disbursements of legal counsel and accountants; and (iv) postage, printing and proxy solicitation costs.

        6.6 Governing Law. This Agreement shall be construed in accordance with and governed by the laws of the State of Maryland.

        6.7 Survival. The covenants, agreements, representations, and warranties of the parties in respect of the Reorganization of an Acquired Fund contained herein (other than the agreements in Section 6.5) shall not survive, and shall be extinguished by, the Closing of such Reorganization.

        6.8 Counterparts. This Agreement may be signed in counterparts, each of which shall be an original, with the same effect as if the signatures thereto and hereto were upon the same instrument.

        6.9 Entire Agreement. This Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof and supersedes all prior agreements, understandings and negotiations, both written and oral, between the parties with respect to the subject matter of this Agreement. No representation, inducement, promise, understanding, condition, or warranty other than as set forth herein has been made or relied upon by either party hereto.

        6.10 Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

        6.11 Parties in Interest. Nothing expressed or implied herein is intended or shall be construed to confer upon any person, other than the parties hereto, any rights or remedies under or by reason of this Agreement or the transactions contemplated hereby.

        6.11  Limitation of Liability.

              (a) A copy of the declaration of trust of ARK is on file with the Secretary of State of the Commonwealth of Massachusetts, and it is expressly agreed that this instrument is executed on behalf of ARK by the officers thereof in such capacities, and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers, or shareholders of ARK personally, but are binding only upon the assets and property of ARK.

              (b) The parties specifically acknowledge and agree that any liability under this Agreement, or in connection with the transactions herein contemplated, to an Acquiring Fund or an Acquired Fund shall be discharged only out of the assets of the Acquiring Fund or Acquired Fund, as the case may be, and that no other series of Govett or ARK shall be liable with respect thereto.

                        *              *              *

              IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their respective authorized officers as of the day and year first above written.

ATTEST:                                    THE GOVETT FUNDS, INC.

By:                                    By:
   -----------------------                ------------------------------
ATTEST:                                    ARK FUNDS

By:                                    By:
   -----------------------                ------------------------------

ATTEST:                                    AIB GOVETT, INC.

By:                                    By:
   -----------------------                ------------------------------

                                         Schedule 1.5
                                         ------------


                 Acquired Fund                                   Acquiring Fund
                 -------------                                   --------------
------------------------------------------------ -----------------------------------------------
Govett Global Income Fund                        ARK Income Portfolio
------------------------------------------------ -----------------------------------------------
Govett Smaller Companies Fund                    ARK Small-Cap Equity Portfolio
------------------------------------------------ -----------------------------------------------
Govett Emerging Markets Equity Fund              ARK Emerging Markets Equity Portfolio
------------------------------------------------ -----------------------------------------------
Govett International Equity Fund                 ARK International Equity Selection Portfolio(1)
------------------------------------------------ -----------------------------------------------

(1) In the event that the condition precedent to the Reorganization set forth in
Section 4.1(a)(ii) has not been met on or by the Closing Date for such Reorganization., then the Govett International Equity Fund shall be reorganized with and into the ARK International Equity Portfolio (which Portfolio shall have nominal assets and liabilities before such combination).

                                       Schedule 2.2(b)

The purpose of the Meeting is to consider and act upon the following proposals.

       - To modify the fund's investment objectives and policies to permit directly investing in foreign securities as opposed to investing in other investment companies that invest in such foreign securities.

       - To approve an amended management contract to increase the advisory fee for the fund.

       -      To approve an amended sub-advisory contract for the fund.

       - To transact such other matters as may properly come before the Meeting or any adjournments thereof.

                                                                      Appendix B

                              INVESTMENT PRACTICES

        INVESTMENT PRACTICES. The Acquired Funds and the Acquiring Funds follow similar principal investment practices. These practices are as follows, with certain differences noted.

        Depositary Receipts. The funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts (GDRs"), and similar global instruments to the extent that they may invest in the underlying securities. A U.S. or foreign bank or trust company typically "sponsors" these depositary instruments, which evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information about the issuer may not be as readily available or as current as for sponsored depositary instruments, and prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

        Investment in Debt Securities and Commercial Paper. The funds may invest in debt obligations convertible into equity securities. The Acquired Funds may invest in non-convertible debt securities. At least 75% of each of the Acquired Funds' total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's or Moody's or, if unrated, determined to be of comparable quality by the fund's investment adviser. The Acquired Funds' commercial paper investments must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's or, if unrated, determined to be of comparable quality by the fund's investment manager. The subsequent downgrade of a debt security to a level below the investment grade required by the fund will not require an immediate sale of that security, but the adviser will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends. The Acquiring Funds do not have a stated restriction regarding rating of debt securities or commercial paper.

        Temporary Strategies. To retain flexibility to respond promptly to adverse changes in market and economic conditions, a fund may use temporary defensive strategies. Under such a strategy, a fund may hold cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest any portion of all of its assets in short-term, high quality debt securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least AAA by Standard & Poor's or Aaa by Moody's. For commercial paper, such investments must be rated, at the time of purchase, at least A-2 by Standard & Poor's or Prime-2 to Moody's. If such investments are unrated, a fund's adviser must have determined that they are of comparable quality to the required ratings for each type of investment. It is impossible to predict when or for how long a fund's adviser may use such temporary strategies.

        Hedging Strategies. The funds may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with their investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon.

        Repurchase Agreements and Overnight Time Deposits. Each fund may enter into repurchase agreements, in which the fund acquires a high-grade liquid debt security from a U.S. bank, broker-dealer or other financial institution that simultaneously agrees to repurchase the security at a specified time and price. Repurchase agreements are collateralized, in an amount at least equal to the current value of the loaned securities, plus any accrued interest, by cash, letters of credit, U.S. government securities, or, in the case of the Acquired Funds only, other high grade liquid debt securities at the Acquired Funds' custodian (or designated subcustodian), segregated from other fund assets. In segregating such assets, the fund's custodian either places them in a segregated account or separately identifies them and makes them unavailable for investment by the fund. The Acquired Funds may also invest in overnight time deposits placed at competitive interest rates with creditworthy banks, including with their global custodian.

        Investments in Other Investment Companies. The Govett Emerging Markets Equity Fund and the Ark Emerging Markets Equity Portfolio may invest in such companies to the extent permitted under the 1940 Act. A fund may not invest in any investment companies managed by its investment adviser or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses. Emerging and developing markets countries often limit foreign investments in equity securities of issuers in such countries. As a result, the funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies.

                                                                      Appendix C

                       ARRANGEMENTS WITH SERVICE PROVIDERS

        Acquiring Funds

        Allied Investment Advisors, Inc. ("AIA") serves as the investment adviser to the Acquiring Funds and is entitled to receive an investment advisory fee, which is accrued daily and paid monthly, from the Acquiring Funds at the annual rates described in the fee tables in the Prospectus/Proxy Statement; see "Comparative Fee Tables". See "Management" in the Prospectuses of ARK Funds, which are incorporated herein by reference for additional information regarding AIA.

        AIB Govett, Inc. ("AIB Govett") will serve as a subadviser to the ARK Emerging Markets Equity Portfolio and ARK International Equity Selection Portfolio.

        SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company, serves as the distributor for the shares of the Acquiring Funds.

        Pursuant to the provisions of a distribution plan for Retail Class A of each Acquiring Fund adopted in accordance with Rule 12b-1 under the 1940 Act, the Acquiring Funds may pay a fee to its distributor of up to 0.75% of the average net assets of the Retail Class A of each Acquiring Fund. The Board of Trustees has approved a distribution fee rate for the Retail Class A of each Acquiring Fund of 0.40%. The distributor may use these distribution fees to compensate securities dealers and others selling Retail Class A shares of the Acquiring Fund.

        Under shareholder services plans the Acquiring Funds may pay shareholder services fees to investment professionals at an annual rate of up to 0.25% of the average net assets of the Retail Class A or Institutional Class shares attributable to their customers for providing ongoing shareholder support services to their customers with accounts in such class. The Board of Trustees has approved an annual shareholder services fee rate of 0.15% for the Retail Class A and 0.06% for the Institutional Class.

        SEI Fund Resources ("SFR") provides administrative services to the Acquiring Funds. SEI Investments Financial Management Corporation, a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in SFR. For its services, SFR receives a fee, which is calculated daily and paid monthly, at the annual rate of 0.13% of the aggregate average net assets of each Acquiring Fund. SFR may voluntarily waive all or a portion of its fee from time to time in its sole discretion. Pursuant to a separate agreement with SFR, Allfirst Trust Company, National Association performs sub-administration services on behalf of the Acquiring Funds, for which it receives a fee from SFR at the annual rate of up to 0.0275% of each Acquiring Fund's aggregate average daily net assets. See "Management" in the Prospectuses of ARK Funds, which is incorporated herein by reference for additional information about SFR.

        Allfirst Trust Company, National Association serves as custodian for the securities and cash of the Acquiring Funds. Foreign securities are held by foreign banks participating in a network coordinated by Bankers Trust, which serves as sub-custodian for the Acquiring Funds. SFR provides transfer agent and related services for the Acquiring Funds and has subcontracted the transfer agency services to State Street Bank and Trust Company, which maintains shareholder accounts and records for the Acquiring Funds.

Acquired Funds

        Pursuant to an investment management contract with Govett Funds, and subject to such policies as the Board of Directors of Govett Funds may establish, AIB Govett, Inc. ("AIB Govett") provides the Acquired Funds with day-to-day management services and makes investment decisions on their behalf in accordance with the Acquired Funds investment policies. Subject to the supervision of the Govett Funds board, AIB Govett also oversees the Acquired Funds' operations. For these investment management services, each Acquired Fund pays a fee monthly to AIB Govett based upon the average net assets of each Acquired Fund, [as determined at the close of business of each business day during the month,] at the annual rate of 1% of the average daily net assets of each Acquired Fund. From its investment management fee, AIB Govett, Inc. pays AIB Govett Asset Management Limited to provide certain investment sub-advisory services for the Acquired Funds.

        The Govett Funds Institutional Class is not subject to any sales charges, shareholder services fees, or 12b-1 distribution fees. Govett Funds Class A Retail is not subject to any sales charges or shareholder services fees, but is subject to a 12b-1 distribution fee of .35%.

        FPS Broker Services, Inc. is the distributor and principal underwriter for the Acquired Funds.

        Chase Global Funds Services Company provides administration and accounting services for the Acquired Funds. The Chase Manhattan Bank serves as the Acquired Funds' global custodian. FPS Services, Inc., a former affiliate of the Acquired Funds' distributor, provides transfer agent, shareholder services agent, and dividend disbursement services to the Acquired Funds.

                                                                      Appendix D

                             PRINCIPAL RISK FACTORS

        Equity Risk. Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Equity derivatives may be more volatile and increase portfolio risk. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

        Fixed Income Risk. The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

        - Call Risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Portfolio's average weighted maturity to fluctuate, and may require a Portfolio to invest the resulting proceeds at lower interest rates.

        - Credit Risk. The possibility that an issuer will be unable to make timely payments of either principal or interest.

        Foreign Market Risk. Equity and bond markets outside the U.S. have significantly outperformed U.S. markets from time to time. Consequently, investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities. Nevertheless, each fund's portfolio is subject to market risk--the possibility that stock prices will decline over short, or even extended, periods--to a greater degree than domestic investments, as a result of a variety of factors that can affect stock prices.

        For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a fund's portfolio. Trading practices abroad may offer less protection to investors. In some foreign countries, any or all of expropriation, nationalization, and confiscation are risks to which non-U.S. securities may be subject. A foreign government's limits on the repatriation of distributions and profits and on removal of securities, property, or other assets from that country may affect a fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect U.S. investors.

        Currency Risk. International investors are also exposed to currency risk if the U.S. dollar value of securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a fund's investments, the value of dividends and interest earned by a fund, and gains that may be realized.

        Foreign Taxation Risk. Some foreign governments levy brokerage taxes, increasing the cost of securities subject to the tax and reducing the realized gain (or increasing the realized loss) on such securities when they are sold. Foreign governments may withhold taxes from dividends or interest paid. Such taxes lower a fund's net asset value.

        Foreign Security Risks. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

        In addition to these risks, certain foreign securities may be subject to the following additional currency risks. Investments in foreign securities denominated in foreign currencies involve additional risks, including:

        - The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

        - A Portfolio may incur substantial costs in connection with conversions between various currencies.

        - A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

        - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

        Investing in Emerging Markets Risk. The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries, and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom, for example. Settlement of securities trades may be subject to extended delays, so that a fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less-developed trading markets and exchanges, which may affect liquidity, so that a fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of a fund's portfolio holdings and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such an environment the risk of nationalization of business or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances. The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the fund's opportunities to acquire desirable securities.

                                    ARK FUNDS

                              CROSS REFERENCE SHEET

                                     PART B

Item No.                                                           Heading
--------                                                           -------

10.     Cover Page..............................................   Cover Page

11.     Table of Contents.......................................   Table of Contents

                                                                   Statement of Additional
                                                                   Information of ARK Funds

12.     Additional Information About the Registrant.............   dated June __, 2000


                                                                   Statement of Additional
                                                                   Information of The Govett

13.     Additional Information About the Company                   Funds, Inc. dated May 1,
        Being Acquired..........................................   2000

14.     Financial Statements....................................   Cover Page


                                    ARK FUNDS
                            Oaks, Pennsylvania 19456

                             THE GOVETT FUNDS, INC.

                              250 Montgomery Street
                         San Francisco, California 94104

                       STATEMENT OF ADDITIONAL INFORMATION

           (Special Meeting of Shareholders of The Govett Funds, Inc.)

        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated June __, 2000 for the Special Meeting of Shareholders of Govett Funds to be held on July 12, 2000. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling Govett Funds at 1-800-821-0803. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

        Further information about the Acquiring Funds is contained in and incorporated by reference to the ARK Funds' Statement of Additional Information dated June __, 2000, a copy of which is included herewith. The audited financial statements and related independent auditor's report for the Acquiring Funds contained in the Annual Report for the fiscal year ended April 30, 1999 and in the Semi-Annual Report for the six months ended October 31, 1999 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

        Further information about the Acquired Funds is contained in and incorporated by reference to the Govett Funds' Statement of Additional Information dated May 1, 2000, copies of which are included herewith. The audited financial statements and related independent auditor's report for the Acquired Funds contained in the Annual Report for the fiscal year ended December 31, 1999 are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

        The date of this Statement of Additional Information is June __, 2000.

                                      TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----

General Information....................................................................1

Pro Forma Financial Statements.........................................................2

                               GENERAL INFORMATION

        The shareholders of the Govett Global Income Fund, Govett Smaller Companies Fund, Govett Emerging Markets Equity Fund, and Govett International Equity Fund of The Govett Funds, Inc. (collectively, the "Acquired Funds") are being asked to approve or disapprove the Agreement and Plan of Reorganization dated as of May 17, 2000 (the "Reorganization Agreement"), between ARK Funds and The Govett Funds, Inc. ("Govett Funds") and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of the assets to, and the assumption of the stated liabilities of the Acquired Funds to the ARK Income Portfolio, ARK Small-Cap Equity Portfolio, ARK Emerging Markets Equity Portfolio, and ARK International Equity Selection Portfolio, respectively, of ARK Funds (collectively the "Acquiring Funds"), in exchange for full and fractional Retail Class A and Institutional Class shares of the Acquiring Funds (the "Reorganizations"). The Acquiring Funds shares received by each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Funds that are outstanding at the Closing Date (as defined in the Reorganization Agreement).

        Following the exchange, the Acquired Funds will make a liquidating distribution of the Acquiring Funds shares to their shareholders. Each shareholder owning shares of an Acquired Fund at the Closing Date will receive shares of the corresponding Acquiring Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Closing Date on shares in the corresponding Acquired Fund.

        The Special Meeting of shareholders of Govett Funds to consider the Reorganization Agreement and the related transactions will be held at 3:00 p.m. EST, Eastern Time, on July 12, 2000, at 25 South Charles Street - 16th Floor, Baltimore, Maryland 21201. For further information about the transaction, see the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS


            Acquired Fund                            Acquiring Fund

    Govett Smaller Companies Fund            ARK Small-Cap Equity Portfolio
                                           ARK International Equity Selection

  Govett International Equity Fund                      Portfolio


--------------------------------------
[NO PRO FORMA FINANCIALS ARE PROVIDED FOR TWO OF THE PROPOSED REORGANIZED FUNDS:

        - GOVETT GLOBAL INCOME FUND (ACQUIRED FUND) HAS ASSETS THAT TOTAL LESS THAN 10% THE TOTAL ASSETS OF ARK INCOME PORTFOLIO (ACQUIRING FUND); AND

        - GOVETT EMERGING MARKETS EQUITY FUND (ACQUIRED FUND) IS TO BE ACQUIRED BY ARK EMERGING MARKETS EQUITY PORTFOLIO, WHICH IS A SHELL PORTFOLIO REQUIRING NO PRO FORMA.]

                     Introduction to Proposed Reorganization

                                December 31, 1999

        The accompanying unaudited Pro Forma Combining Schedule of Portfolio Investments, Statement of Net Assets, and Statement of Operations reflect the accounts of Govett Smaller Companies Fund and ARK Small-Cap Equity Portfolio and Govett International Equity Fund and ARK International Equity Selection Portfolio, at October 31, 1999 for the year then ended. These statements have been derived from each fund's books and records utilized in calculating daily net asset value at October 31, 1999.

                                    ARK FUNDS

                              CROSS REFERENCE SHEET

                                     PART C

Item No.                                                                     Heading
--------                                                                     -------
15.     Indemnification.................................................Indemnification

16.     Exhibits........................................................Exhibits

17.     Undertakings....................................................Undertaking

                                     PART C

                                OTHER INFORMATION

ITEM 15.     INDEMNIFICATION

             Article VIII of the Agreement and Declaration of Trust filed as
Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers, and affiliated persons are insured against certain liabilities

ITEM 16.     EXHIBITS

             (1)  (a)   Declaration of Trust dated October 22, 1992 is
                        incorporated by reference to Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-53690 and 811-7310) ("Form N-1A").

                  (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 19(b) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

                  (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

             (2) By-Laws of the Registrant are incorporated by reference to Exhibit 1(d) to Pre-Effective Amendment No. 2 to Registrant's Form N-1A.

             (3)        Not applicable.

             (4) Form of Agreement and Plan of Reorganization is included in Part A.

             (5)        Not applicable.

             (6) (a) Investment Advisory Agreement dated February 12, 1998, between the Registrant and Allied Investment Advisors, Inc. is incorporated herein by reference to
                        Exhibit 5(b) to Post-Effective Amendment No.

                        17 to Registrant's From N-1A.

                  (b) Investment Advisory Agreement, between the Registrant and AIB Govett Asset Management Limited is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 23 to Registrant's Form N-1A.

             (7)  (a)   Distribution Agreement dated November 1, 1995,
                        between the Registrant and SEI Investments Distribution
                        Co. is incorporated herein
                        by reference to Exhibit 6(a) to Post-Effective Amendment
                        No. 6 to Registrant's Form N-1A.

                  (b) Administration Agreement dated November 1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6 to Registrant's Form N-1A.

             (8)        Not applicable.

             (9)  (a)   Custody Agreement dated April 1, 1997, between the
                        Registrant and Allfirst Trust Company, National
                        Association, is incorporated herein by reference to
                        Exhibit 8(a) to Post-Effective Amendment No. 17 to
                        Registrant's Form N-1A.

                  (b) Subcustody Agreement is incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 23 to Registrant's Form N-1A.

             (10) (a) Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 21 to Registrant's Form N-1A.

                  (b) Amended and Restated Rule 18f-3 Plan is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 25 to Registrant's Form N-1A.

             (11) Opinion and consent of legal counsel is incorporated herein by reference to Exhibit (i) to Registrant's Form N-1A.

             (12) Form of opinion and consent of Kirkpatrick & Lockhart LLP as to tax matters.**

             (13) (a)   Transfer Agency and Service Agreement dated November
                        1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to Exhibit 9 is incorporated herein by reference to
                        Exhibit 18 to Post-Effective Amendment No. 6 to Registrant's Form N-1A.

                  (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and Allfirst Trust Company, National Association, is incorporated by reference to Exhibit 9(b) is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 17 to Registrant's Form N-1A.

             (14) (a) Consent of KPMG LLP, independent auditors of the Registrant.*

                  (b) (1) Consent of PricewaterhouseCoopers LLP, independent auditors of The Govett Funds, Inc.**

                        (2) Consent of PricewaterhouseCoopers LLP, independent auditors of The Govett Funds, Inc.**

             (15)       Not applicable.

             (16) Powers of Attorney of Directors of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

             (17) (a)   Form of Proxy Card.**

                  (b) Retail Class A and Institutional Class Prospectus of the Registrant dated June __, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrants Form N-1A.

                  (c) Statement of Additional Information of the Registrant dated June __, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Form N-1A.

                  (d)   Class A Retail and Institutional Class Prospectus of
                        The Govett Funds, Inc. dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to The Govett Funds, Inc. Registration Statement on Form N-1A.

                  (e) Statement of Additional Information of The Govett Funds, Inc. dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 to The Govett Funds, Inc. Registration Statement on Form N-1A.

                  (f) Annual Report of The Govett Funds, Inc. for the fiscal year ended December 31, 1999 is incorporated herein by reference to the Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

                  (g) Annual Report of the ARK Funds for the fiscal year ended April 30, 1999 is incorporated herein by reference to Registrant's filing with the SEC pursuant to Rule 30b-2 under the Investment Company Act of 1940.

                  (h) Semi-Annual Report of the ARK Funds for the six months ended October 31, 1999 is incorporated herein by reference to Registrant's filing with the SEC pursuant Rule 30b-2 under the Investment Company Act of 1940.

-----------------------
 * Filed herewith.
** To be filed by amendment.

ITEM 17.     UNDERTAKINGS

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                          SIGNATURES

        As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland on the 17, day of May, 2000.

                                 ARK FUNDS, INC.

By: /s/ Richard A. Gold
   -----------------------------------------
Richard A. Gold, President

           As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.

/s/ Richard A. Gold                                                 May 17, 2000
---------------------------------------                             ------------
Richard A. Gold, President (principal executive Officer)

/s/ James F. Volk                                                   May 17, 2000
---------------------------------------                             ------------
James F. Volk, Treasurer, Controller and Chief Financial Officer
(principal financial and accounting officer)

/s/ William H. Cowie, Jr.                                           May 17, 2000
---------------------------------------                             ------------
William H. Cowie, Jr., Trustee

/s/ Charlotte Kerr                                                  May 17, 2000
---------------------------------------                             ------------
Charlotte Kerr, Trustee

/s/ Thomas Schweizer                                                May 17, 2000
---------------------------------------                             ------------
Thomas Schweizer, Trustee

/s/ Richard B. Seidel                                               May 17, 2000
---------------------------------------                             ------------
Richard B. Seidel, Trustee



                                      B-44